1933 Act No. 333-37227
                                                       1940 Act No. 811-08405


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 23                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 24                                                       [X]


                  EVERGREEN  SELECT  MONEY  MARKET  TRUST
             (Exact Name of Registrant as Specified in Charter)


             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200

                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801

                     (Name and Address of Agent for Service)


It is proposed  that this filing will become  effective:
[X] immediately  upon filing  pursuant to paragraph (b)
[ ] on October 25, 2001 pursuant to paragraph (b)
[ ] 60 days after  filing  pursuant to  paragraph (a)(1)
[ ] on [date] pursuant to  paragraph (a)(1)
[ ] 75 days after  filing  pursuant to  paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)

                       EVERGREEN SELECT MONEY MARKET TRUST

                                   CONTENTS OF

                         POST-EFFECTIVE AMENDMENT NO. 23
                                       to

                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 23 to Registrant's Registration Statement No. 333-37227/811-08405 consists of the following pages, items of information and documents:

                                The Facing Sheet

                                     PART A
                                     ------

     Prospectuses for Administrative, Institutional, Institutional Service,
         Investor, Participant, Reserve and Resource shares of Evergreen
        Cash Management Money Market Fund, Evergreen Institutional Money
       Market Fund, Evergreen Institutional Municipal Money Market Fund,
  Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Institutional 100% Treasury
    Money Market Fund (Institutional and Institutional Services shares only)
                             are contained herein.

        Prospectus for USAA Asset Management Account including Evergreen Institutional Money Market Fund and Evergreen Institutional Municipal
   Money Market Fund (Institutional Service shares only) is contained herein.

      Prospectuses (4) for USAA Investment Management Company for Evergreen Institutional Money Market Fund (Participant shares only), Evergreen
 Institutional Municipal Money Market Fund (Participant shares only), Evergreen
   Institutional Money Market Fund (Institutional shares only) and Evergreen
                 Institutional Money Market Fund and Evergreen
            Institutional Municipal Money Market Fund (Institutional
                   Service shares only) are contained herein.

     Prospectus for Institutional shares of Evergreen Prime Cash Management
           Money Market Fund is contained in Post-Effective Amendment
       No. 22 to Registration Statement Nos. 333-37227/811-08405 filed on
             June 10, 2002 and is incorporated by reference herein.

                   Prospectus for SNAP Fund is contained in Post-Effective Amendment No. 19 to Registration Statement Nos.
     333-37227/811-08405 filed on October 25, 2001 and are incorporated by reference herein.



                                     PART B
                                     ------

       Statement of Additional Information for Evergreen Cash Management Money Market Fund, Evergreen Institutional 100% Treasury Money Market
    Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional
      Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and
                              is contained herein.

    Statement of Additional Information for Institutional shares of Evergreen
          Prime Cash Management Money Market Fund is contained in
        Post-Effective Amendment No. 22 to Registration Statement Nos. 333-37227/811-08405 filed on June 10, 2002 and is incorporated by reference herein.

     Statement of Additional Information for SNAP Fund is contained in
        Post-Effective Amendment No. 19 to Registration Statement Nos. 333-37227/811-08405 filed on October 25, 2001 and are incorporated by reference herein.



                                     PART C
                                     ------

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Adviser

                              Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                                   PROSPECTUS

                        INSTITUTIONAL MONEY MARKET FUNDS

                           (see attached html files)

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                        INSTITUTIONAL MONEY MARKET FUNDS

                   EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

                               200 Berkeley Street
                           Boston, Massachusetts 02116

                                 (800) 343-2898

                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 1, 2002

      Evergreen Cash Management Money Market Fund ("Cash Management Fund") Evergreen Institutional 100% Treasury Money Market Fund ("Institutional 100%
                                 Treasury Fund")
  Evergreen Institutional Money Market Fund ("Institutional Money Market Fund") Evergreen Institutional Municipal Money Market Fund ("Institutional Municipal
                                     Fund")
   Evergreen Institutional Treasury Money Market Fund ("Institutional Treasury
                                     Fund")
 Evergreen Institutional U.S. Government Money Market Fund ("Institutional U.S.
                               Government Fund")

                     (Each a "Fund"; together, the "Funds")

    Each Fund is a series of an open-end management investment company known as Evergreen Select Money Market Trust (the "Trust").

         This Statement of Additional Information (SAI) pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectuses dated July 1, 2002, as amended from time to time, for the Fund in which you are making or contemplating an investment. The Funds (except for the Institutional 100% Treasury Money Market Fund) are offered through seven prospectuses; one for each of the following share classes:
Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource. Institutional 100% Treasury Money Market Fund is offered through two prospectuses; one offering Institutional shares and one offering Institutional Service shares. You may obtain the prospectuses without charge by calling (800) 343-2898 or by downloading them off our website at www.evergreeninvestments.com. The information in Part 1 of this SAI is specific information about the Funds described in the prospectuses. The information in
Part 2 of this SAI contains more general information that may or may not apply to the Fund or class of shares in which you are interested.

         Certain information may be incorporated by reference to the Funds' Annual Report dated February 28, 2002. You may obtain a copy of the document without charge by calling (800) 343-2898 for or downloading it off our website at www.evergreeninvestments.com.

                                TABLE OF CONTENTS

PART 1



TRUST HISTORY.............................................................1-1
INVESTMENT POLICIES.......................................................1-1
OTHER SECURITIES AND PRACTICES............................................1-3
PRINCIPAL HOLDERS OF FUND SHARES..........................................1-4
EXPENSES.................................................................1-11
PERFORMANCE..............................................................1-14
SERVICE PROVIDERS........................................................1-17
FINANCIAL STATEMENTS.....................................................1-18

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES.............2-1
PURCHASE AND REDEMPTION OF SHARES........................................2-17
SALES CHARGE WAIVERS AND REDUCTIONS......................................2-19
PRICING OF SHARES........................................................2-22
PERFORMANCE CALCULATIONS.................................................2-23
PRINCIPAL UNDERWRITER....................................................2-24
DISTRIBUTION EXPENSES UNDER RULE 12b-1...................................2-25
TAX INFORMATION..........................................................2-28
BROKERAGE................................................................2-30
ORGANIZATION.............................................................2-31
INVESTMENT ADVISORY AGREEMENT............................................2-32
MANAGEMENT OF THE TRUST..................................................2-34
CORPORATE AND MUNICIPAL BOND RATINGS.....................................2-36
ADDITIONAL INFORMATION...................................................2-46

                                     PART 1

                                  TRUST HISTORY

         The Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. Each Fund is a diversified series of the Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the 1940
Act). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.       Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities.

         2.       Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities, or in the case of Institutional Money Market Fund, domestic bank money instruments).

         Further Explanation of Concentration Policy:

         Each Fund does not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.       Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.       Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.       Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.       Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.       Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.       Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities and cash in accordance with applicable law and exemptive relief issued by the Securities and Exchange Commission (SEC). The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund (except for Institutional 100% Treasury Fund) may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         Subject to receiving shareholder approval, the Funds in the Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust, Evergreen Equity Trust and Evergreen Fixed Income Trust will be able to lend cash to other Evergreen Funds (except SNAP Fund), including the Funds of the Trust in accordance with Evergreen's Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 812-11592).

9.       Investments in Federally Tax-Exempt Securities

         As appropriate the Institutional Municipal Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the SEC or its staff concerning investment in tax-exempt securities for funds with the words tax-exempt, tax free or municipal in their names.

                         OTHER SECURITIES AND PRACTICES

         For information regarding securities the Funds may purchase and investment practices the Funds may use, see the following sections in Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Funds' prospectuses. The list below applies to all Funds unless otherwise noted.

Money Market Instruments

U.S.  Government  Agency  Securities  (not  applicable to  Institutional  100%
     Treasury   Fund)

When-Issued,   Delayed-Delivery   and  Forward   Commitment Transactions

Repurchase  Agreements  (not  applicable to  Institutional  100% Treasury Fund)

Reverse Repurchase  Agreements (not applicable to Institutional 100% Treasury
     Fund)

Securities  Lending

Options and Futures Strategies

Foreign Securities  (applicable to Cash Management Fund and Institutional Money
     Market Fund only)

Premium Securities

Illiquid and Restricted Securities

Investment in Other Investment Companies

Municipal  Securities  (applicable to Institutional Municipal Fund only)

U.S. Virgin Islands,  Guam and Puerto Rico (applicable to Institutional
      Municipal  Fund  only)

Tender  Option  Bonds  (applicable  to  Institutional  Municipal Fund only)

Master Demand Notes Obligations of Foreign Branches of United States Banks
     (applicable to Cash Management Fund and
      Institutional Money Market Fund only)

Obligations of United States Branches of Foreign Banks (applicable to Cash
      Management Fund and Institutional Money Market Fund only)

Inter-american Development Bank and the International Bank for Reconstruction and Development (applicable to Cash Management Fund, Institutional Money Market Fund and Institutional U.S. Government Fund only)

Zero Coupon "Stripped" Bonds

Variable Rate and Floating Rate Instruments (not applicable to Institutional
  Treasury Fund and Institutional 100% Treasury Fund)

Stand-By Commitments

                        PRINCIPAL HOLDERS OF FUND SHARES

         As of May 31, 2002, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of May 31, 2002.

      ------------------------------------------------------------------------
      Cash Management Fund
      Administrative

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               99.78%
      Trust Accounts
      11th Floor CMG-1151
      301 S. Tryon St.
      Charlotte, NC 28202
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Cash Management Fund
      Institutional

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               52.52%
      Trust Accounts
      11th Floor CMG-1151
      301 S. Tryon St.
      Charlotte, NC 28202
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      Lorillard Tobacco Co.                                   27.48%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      Turtle and Co.                                          7.83%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      State Street Bank & Trust                               6.01%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Cash Management Fund
      Institutional Service shares

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               56.33%
      Trust Accounts
      401 S. Tryon St., 3rd Fl.
      Charlotte, NC 28202-1934
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               42.80%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Cash Management Fund
      Investor

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union Securities Inc.                             69.58%
      Attn: Money Funds
      8739 Research Dr.
      Charlotte, NC 28262-8537
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               22.31%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Cash Management Fund
      Participant

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               63.52%
      Trust Accounts
      401 S. Tryon St., 3rd Fl.
      Charlotte, NC 28202-1934
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               36.48%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Cash Management Fund
      Reserve

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               80.62%
      Trust Accounts
      401 S. Tryon St., 3rd Fl.
      Charlotte, NC 28202-1934
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               19.38%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Cash Management Fund
      Resource

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               100.00%
      Trust Accounts
      401 S. Tryon St., 3rd Fl.
      Charlotte, NC 28202-1934
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional 100% Treasury Fund
      Institutional

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               50.89%
      Trust Accounts
      401 S. Tryon St., 3rd Fl.
      Charlotte, NC 28202-1934
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               33.29%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      American National Red Cross                             10.46%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional 100% Treasury Fund
      Institutional Service

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               40.63%
      Trust Accounts
      401 S. Tryon St., 3rd Fl.
      Charlotte, NC 28202-1934
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               25.08%
      Trust Accounts
      401 S. Tryon St., 3rd Fl.
      Charlotte, NC 28202-1934
      ------------------------------------------------------- ----------------

      ------------------------------------------------------- ----------------
      First Union Capital Markets Corp.                       8.29%
      Division of Wheat First Sec Inc.
      Attn: Money Funds
      8739 Research Dr.
      Charlotte, NC 28262-8537
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      First Clearing Corporation                              5.91%
      Critical Path Securities Lit
      Berman Devalerio Pease et al
      515 N. Flagler Dr., Ste. 1701
      West Palm Beach, FL 33401-4329
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional Money Market Fund
      Administrative

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Clearing Corporation                              41.90%
      Don Kazarian
      3412 Ocean Blvd.
      Corona del Mar, CA 92625-3258
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      First Clearing Corp.                                    25.34%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      First Clearing Corporation                              17.18%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      First Clearing Corporation                              6.77%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional Money Market Fund
      Institutional

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               27.44%
      Trust Accounts
      401 S. Tryon St., 3rd Fl.
      Charlotte, NC 28202-1934
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      Turtle and Co.                                          15.69%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      Chase Manhattan Bank                                    6.03%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      Cisco Systems, Inc.                                     5.92%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional Money Market Fund
      Institutional Service

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               26.12%
      Trust Accounts LS-15
      401 S. Tryon St., 3rd Fl.
      Charlotte, NC 28202-1934
      ------------------------------------------------------- ----------------

      ------------------------------------------------------- ----------------
      First Union Securities, Inc.                            14.67%
      Attn: Money Funds
      8739 Research Dr.
      Charlotte, NC 28262-8537
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      USAA Investment Management Co.                          9.23%
      Special Custody Account for
      Exclusive Customers of
      Broker-Dealers Cust LS-1200
      9800 Fredericksburg
      San Antonio, TX 78288-0001
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               8.94%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional Money Market Fund
      Investor

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      Bull and Co.                                            56.57%
      One West 4th St.
      3rd Fl. NC-6232
      Winston-Salem, NC 27101-3806
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               18.25%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               16.17%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional Money Market Fund
      Participant

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      USAA Investment Management Co.                          57.03%
      Special Custody Account for
      Exclusive Benefit of Customers of
      Broker/Dealers Cust LS-1200
      9800 Fredericksburg
      San Antonio, TX 78288-0001
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               40.03%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional Money Market Fund
      Reserve

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               97.91%
      Trust Accounts
      401 S. Tryon St., 3rd Fl.
      Charlotte, NC 28202-1934
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional Money Market Fund
      Resource

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               99.87%
      Trust Accounts
      401 S. Tryon St., 3rd Fl.
      Charlotte, NC 28202-1934
      ------------------------------------------------------- ----------------

      ------------------------------------------------------------------------
      Institutional Municipal Fund
      Administrative

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Clearing Corporation                              52.95%
      Syntel Inc.
      2800 Livernois Road #400
      Troy, MI 48083-1228
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      First Clearing Corporation                              34.38%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      First Clearing Corp.                                    7.78%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional Municipal Fund
      Institutional

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               55.34%
      Trust Accounts
      CMG-1151-2
      401 S. Tryon St., 3rd Fl.
      Charlotte, NC 28202-1934
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      Wachovia Bank & Trust                                   11.40%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional Municipal Fund
      Institutional Service

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      USAA Investment Management Co.                          31.75%
      Special Custody A/C
      F/E/B/O Our Customers of
      Broker/Dealer
      9800 Fredericksburg
      San Antonio, TX 78288-0001
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      Patterson & Co.                                         7.34%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               6.36%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional Municipal Fund
      Investor

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union Securities Inc.                             61.96%
      Attn: Money Funds
      8739 Research Dr.
      Charlotte, NC 28262-8537
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      First Clearing Corporation                              19.37%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      First Clearing Corporation                              10.51%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional Municipal Fund
      Participant

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      USAA Investment Management Co.                          78.97%
      Special Custody Account for
      Exclusive Benefit of Customers of
      Broker/Dealers Cust LS-1200
      9800 Fredericksburg
      San Antonio, TX 78288-0001
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      First Clearing Corporation                              6.22%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional Municipal Fund
      Reserve

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               100.00%
      c/o Evergreen Investment Services
      Attn: Lori Gibson NC 1195
      401 S. Tryon St., 5th Fl.
      Charlotte, NC 28288-0001
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional Municipal Fund
      Resource

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union Corp.                                       100.00%
      c/o Evergreen Investment Services
      Attn: Lori Gibson NC 1195
      401 S. Tryon St., 5th Fl.
      Charlotte, NC 28288-0001
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional Treasury Fund
      Administrative

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               97.28%
      Trust Accounts
      401 S. Tryon St., 3rd Fl.
      Charlotte, NC 28202-1934
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional Treasury Fund
      Institutional

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               28.89%
      Trust Accounts
      401 S. Tryon St., 3rd Fl.
      Charlotte, NC 28202-1934
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               26.07%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      Byrd & Co.                                              22.05%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      First Union Securities Inc.                             10.84%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      Wachovia Bank & Trust                                   5.21%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional Treasury Fund
      Institutional Service

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               45.01%
      Trust Accounts
      401 S. Tryon St., 3rd Fl.
      Charlotte, NC 28202-1934
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               27.39%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      First Union Securities, Inc.                            5.79%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional Treasury Fund
      Investor

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      Byrd & Co.                                              98.90%
      c/o First Union National Bank
      Sweep Funds Processing PA 4903
      123 S. Broad St.
      Philadelphia, PA 19109-1029
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional Treasury Fund
      Participant

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               99.70%
      Trust Accounts
      401 S. Tryon St., 3rd Fl.
      Charlotte, NC 28202-1934
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional Treasury Fund
      Reserve

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               99.92%
      Trust Accounts
      401 S. Tryon St., 3rd Fl.
      Charlotte, NC 28202-1934
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional Treasury Fund
      Resource

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               100.00%
      Trust Accounts
      401 S. Tryon St., 3rd Fl.
      Charlotte, NC 28202-1934
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional U.S. Government Fund
      Administrative

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union Corp.                                       100.00%
      c/o Evergreen Investment Services
      Attn: Lori Gibson NC 1195
      401 S. Tryon St., 5th Fl
      Charlotte, NC 28288-0001
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional U.S. Government Fund
      Institutional

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               47.26%
      Trust Accounts
      401 S. Tryon St., 3rd Fl.
      Charlotte, NC 28202-1934
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               5.20%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      Evergreen Equity Trust                                  5.07%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional U.S. Government Fund
      Institutional Service

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               54.94%
      Trust Accounts
      401 S. Tryon St., 3rd Fl.
      Charlotte, NC 28202-1934
      ------------------------------------------------------- ----------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               36.71%
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional U.S. Government Fund
      Investor

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union Corp.                                       100.00%
      c/o Evergreen Investment Services
      Attn: Lori Gibson NC 1195
      401 S. Tryon St., 5th Fl.
      Charlotte, NC 28288-0001
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional U.S. Government Fund
      Participant

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               98.34%
      Trust Accounts
      CMG-1151-2
      401 S. Tryon St., 3rd Fl.
      Charlotte, NC 28202-1934
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional U.S. Government Fund
      Reserve

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               98.31%
      Trust Accounts
      CMG-1151-2
      401 S. Tryon St., 3rd Fl.
      Charlotte, NC 28202-1934
      ------------------------------------------------------- ----------------
      ------------------------------------------------------------------------
      Institutional U.S. Government Fund
      Resource

      ------------------------------------------------------------------------
      ------------------------------------------------------- ----------------
      First Union National Bank                               100.00%
      Trust Accounts
      CMG-1151-2
      401 S. Tryon St., 3rd Fl.
      Charlotte, NC 28202-1934
      ------------------------------------------------------- ----------------


                                                               EXPENSES

Advisory Fees

         Evergreen Investment Management Company, LLC (EIMC), a wholly owned subsidiary of Wachovia Bank, N.A. (Wachovia Bank), is the investment advisor to the Funds. Wachovia Bank, located at 201 South College Street, Charlotte, North Carolina 28288-0630, is a subsidiary of Wachovia Corporation (formerly First Union Corporation). Prior to May 11, 2001, the investment advisor to the Funds was Evergreen Investment Management, a division of Wachovia Bank. For more information, see Investment Advisory Agreements in Part 2 of this SAI.

         EIMC is entitled to receive from each of the Funds an annual fee based on a percent of each Fund's average net assets, as follows:

                  ===================================== ====================
                  Cash Management Fund                         0.22%
                  ------------------------------------- --------------------
                  ------------------------------------- --------------------
                  Institutional 100% Treasury Fund             0.21%
                  ------------------------------------- --------------------
                  ------------------------------------- --------------------
                  Institutional Money Market Fund              0.11%
                  ------------------------------------- --------------------
                  ------------------------------------- --------------------
                  Institutional Municipal Fund                 0.11%
                  ------------------------------------- --------------------
                  ------------------------------------- --------------------
                  Institutional Treasury Fund                  0.11%
                  ------------------------------------- --------------------
                  ------------------------------------- --------------------
                  Institutional U.S. Government Fund           0.12%
                  ===================================== ====================

Advisory Fees Paid

         Below are the advisory fees paid by each Fund to the Funds' investment advisor for the last three fiscal years or periods. Prior to May 11, 2001, amounts paid by the Funds were paid to the previous investment advisor.

================================================================================
Fund/Fiscal Year or Period                     Advisory Fees     Advisory Fees
                                                   Paid            Waived
================================================================================
================================================================================
Year Ended February 28, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cash Management Fund                                $974,155        $948,124
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional 100% Treasury Fund                   $1,427,326      $1,183,922
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional Money Market Fund                   $13,781,849          $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional Municipal Fund                       $2,207,194          $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional Treasury Fund                        $3,905,153          $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional U.S. Government Fund                  $908,196        $325,929
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Year Ended February 28, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional 100% Treasury Fund                   $1,244,321      $1,149,197
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional Money Market Fund                    $7,321,561          $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional Municipal Fund                       $1,426,251          $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional Treasury Fund                        $3,513,429          $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional U.S. Government Fund                  $411,826        $152,731
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Year Ended February 29, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional 100% Treasury Fund                   $1,361,205      $1,151,773
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional Money Market Fund                    $8,038,456          $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional Municipal Fund                       $1,566,787          $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional Treasury Fund                        $4,927,010       $311,339
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional U.S. Government Fund (1)              $42,020       $42,020 (2)
--------------------------------------------------------------------------------
================================================================================
(1) Period from October 1, 1999 (commencement of operations) to February 29,
    2000.
(2) The advisor was also reimbursed $21,583 in expenses.


12b-1 Fees

         Below are the 12b-1 fees paid by all share classes except Institutional shares, of each Fund for the fiscal year ended February 28, 2002. Institutional shares do not pay 12b-1 fees. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

====================================================================================================================
                                   Administrative shares            Investor shares             Reserve shares
====================================================================================================================
             Fund                    Distribution Fees             DistributionFees            DistributionFees
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Cash Management Fund                        $254                        $23,235                    $88,923

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Institutional 100% Treasury                 N/A                           N/A                        N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund          $6,535 (1)                   $84,012 (1)                $108,110 (1)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Institutional Municipal Fund             $1,865 (1)                   $11,895(1)                    $5 (1)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Institutional Treasury Fund                $9(1)                        $95 (1)                  $162,476(1)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Institutional U.S. Government              $0 (1)                        $1(1)                   $71,094 (1)
Fund
====================================================================================================================
(1) For the period 5/1/2001 (commencement of class operations) to 2/28/2002.

===================================================================================================================
                                Institutional Service Shares      Participant shares           Resource shares
====================================================================================================================
             Fund                    Distribution Fees             Distribution Fees          Distribution Fees
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Cash Management Fund                      $339,349                     $352,237                  $115,126 (2)

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Institutional 100% Treasury               $722,721                        N/A                        N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund        $8,972,563(1)                 $100,162 (1)                $44,983 (1)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Institutional Municipal Fund           $1,442,392 (1)                 $15,129 (1)                   $7(1)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Institutional Treasury Fund            $3,999,512(1)                  $320,660(1)                $111,657(1)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Institutional U.S. Government             $467,178 (1)               $363,331 (1)                $38,367 (1)
Fund
====================================================================================================================
(1)      For the period 5/1/2001 (commencement of class operations) to 2/28/2002.
(2)      For the period 3/26/2001 (commencement of class operations) to 2/28/2002.

Trustee Compensation

         Listed below is the Trustee compensation paid by the Trust individually for the fiscal year ended February 28, 2002 and by the Trust and the eight other trusts in the Evergreen Fund Complex for the twelve months ended December 31, 2001. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

--------------------------------------------------------------------------------
                                                     Total Compensation from the
                         Aggregate Compensation from  Evergreen Fund Complex for
                           Trust for fiscal year       the twelve months ended
   Trustee                 ended 2/28/2002                12/31/2001*
------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laurence B. Ashkin**               $9,301                      $40,250
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles A. Austin, III            $21,562                      $93,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arnold H. Dreyfuss**               $9,976                      $43,250
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
K. Dun Gifford                    $24,763                     $109,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James S. Howell***                 $9,339                      $40,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leroy Keith, Jr.                  $21,444                      $92,500
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald M. McDonnell               $23,996                      $93,500
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas L. McVerry                 $21,536                      $93,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Louis W. Moelchert, Jr.****       $19,245                      $92,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Walt Pettit               $21,653                      $93,500
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David M. Richardson               $21,653                      $93,500
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Russell A. Salton, III            $23,965                     $103,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael S. Scofield               $27,557                     $120,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard J. Shima                  $21,653                      $93,500
--------------------------------------------------------------------------------
Richard K. Wagoner                $21,551                      $93,000
--------------------------------------------------------------------------------

*Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2001. The amounts listed below will be payable in later years to the respective Trustees:

Austin               $55,800
Howell               $28,000
McVerry              $93,000
Moelchert            $92,000
Pettit               $93,500
Scofield             $39,375
**As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti.
***As of January 1, 2000, James S. Howell retired and became Trustee Emeritus. **** On January 2, 2002, Louis W. Moelchert, Jr. resigned. He received compensation through December 2001.

                                   PERFORMANCE

Total Return

         Below are the average annual total returns for each class of shares of the Funds as of February 28, 2002. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

===================================================================================================================
         Fund/Class                 One Year             Five Years       Ten Years or Since   Inception Date of
                                                                          Inception Date of          Class
                                                                                Class
===================================================================================================================
===================================================================================================================
Cash Management Fund (2)

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional                         3.38%                 N/A                 3.38%               3/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional Service                 3.13%                 N/A                 3.13%               3/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Administrative                        3.33%                 N/A                 3.33%               3/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Investor                              3.28%                 N/A                 3.28%               3/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Participant                           2.87%                 N/A                 2.87%               3/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Reserve                               2.72%                 N/A                 2.72%               3/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Resource                               N/A                  N/A                 2.62%              3/26/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional 100% Treasury Fund

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional                         3.28%                 N/A                 4.77%              12/08/1997
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional Service                 3.02%                 N/A                 4.51%              12/23/1997
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund (1)

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional                         3.58%                5.33%                5.36%              11/19/1996
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional Service                 3.32%                5.07%                5.09%              11/26/1996
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Administrative                        3.54%                5.32%                5.35%               5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Investor                              3.50%                5.32%                5.34%               5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Participant                           3.15%                5.25%                5.27%               5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Reserve                               3.02%                5.22%                5.25%               5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Resource                              2.90%                5.19%                5.22%               5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional Municipal Fund (1)

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional                         2.54%                3.51%                3.51%              11/20/1996
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional Service                 2.29%                3.25%                3.25%              11/25/1996
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Administrative                        2.50%                3.50%                3.50%               5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Investor                              2.46%                3.49%                3.49%               5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Participant                           2.12%                3.42%                3.43%               5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Reserve                               1.99%                3.40%                3.40%               5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Resource                              1.86%                3.37%                3.38%               5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional Treasury Fund (1)

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional                         3.21%                5.03%                5.06%              11/20/1996
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional Service                 2.95%                4.77%                4.80%              11/27/1996
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Administrative                        3.17%                5.02%                5.05%               5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Investor                              3.12%                5.01%                5.04%               5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Participant                           2.78%                4.95%                4.98%               5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Reserve                               2.66%                4.92%                4.95%               5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Resource                              2.53%                4.89%                4.93%               5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional U.S. Government Fund (1)

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional                         3.26%                 N/A                 4.89%              10/01/1999
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional Service                 3.00%                 N/A                 4.63%              10/01/1999
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Administrative                        3.22%                 N/A                 4.88%               5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Investor                              3.17%                 N/A                 4.86%               5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Participant                           2.83%                 N/A                 4.71%               5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Reserve                               2.70%                 N/A                 4.66%               5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Resource                              2.58%                 N/A                 4.61%               5/1/2001
===================================================================================================================

    (1) Historical performance shown for Administrative, Investor, Participant, Reserve and Resource shares prior to their inception is based on the performance of Institutional shares, the original class offered. These historical returns have not been adjusted to reflect the effect of the each class' 12b-1 fees. These fees are 0.05% for Administrative shares, 0.10% for Investor shares, 0.25% for Institutional Service shares, 0.50% for Participant shares, 0.65% for Reserve share and 0.80% for Resource shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

     (2) Historical performance shown for Resource shares prior to their inception is based on the performance of Institutional shares, one of the original classes offered. These historical returns have not been adjusted to reflect the effect of the class' 12b-1 fees. These fees are 0.80% for Resource shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

Current Yield

         Below are the current and effective yields for each class of shares of the Funds for the 7-day period ended February 28, 2002. For more information, see "7-Day Current and Effective Yield" under "Performance Calculation" in Part 2 of the SAI.

=========================================================================
            Fund                  Current Yield       Effective Yield

=========================================================================
=========================================================================
Cash Management Fund

-------------------------------------------------------------------------
-------------------------------------------------------------------------
Institutional                         1.94%                1.96%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Institutional Service                 1.69%                1.70%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Administrative                        1.89%                1.90%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Investor                              1.84%                1.85%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Participant                           1.44%                1.45%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Reserve                               1.29%                1.29%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Resource                              1.14%                1.14%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Institutional 100% Treasury Fund

-------------------------------------------------------------------------
-------------------------------------------------------------------------
Institutional                         1.73%                1.75%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Institutional Service                 1.48%                1.49%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Institutional Money Market Fund

-------------------------------------------------------------------------
-------------------------------------------------------------------------
Institutional                         2.02%                2.04%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Institutional Service                 1.77%                1.79%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Administrative                        1.97%                1.99%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Investor                              1.92%                1.94%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Participant                           1.52%                1.54%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Reserve                               1.37%                1.38%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Resource                              1.22%                1.23%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Institutional Municipal Fund

-------------------------------------------------------------------------
-------------------------------------------------------------------------
Institutional                         1.39%                1.40%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Institutional Service                 1.14%                1.15%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Administrative                        1.34%                1.35%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Investor                              1.29%                1.30%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Participant                           0.89%                0.89%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Reserve                               0.74%                0.74%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Resource                              0.59%                0.59%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Institutional Treasury Fund

-------------------------------------------------------------------------
-------------------------------------------------------------------------
Institutional                         1.84%                1.86%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Institutional Service                 1.59%                1.60%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Administrative                        1.79%                1.81%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Investor                              1.74%                1.76%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Participant                           1.34%                1.35%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Reserve                               1.19%                1.20%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Resource                              1.04%                1.05%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Institutional U.S. Government Fund

-------------------------------------------------------------------------
-------------------------------------------------------------------------
Institutional                         1.77%                1.78%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Institutional Service                 1.51%                1.53%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Administrative                        1.72%                1.73%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Investor                              1.67%                1.68%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Participant                           1.27%                1.27%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Reserve                               1.12%                1.12%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Resource                              0.97%                0.97%
=========================================================================

         Below are the tax equivalent yields for each class of shares of the Institutional Municipal Fund for the 7-day period ended February 28, 2002. The maximum federal tax rate of 38.6% is assumed. For more information, see "Tax Equivalent Yield" under "Performance Calculations" in Part 2 of this SAI.

============================================================
                              Tax Equivalent Yield

------------------------------------------------------------
Institutional Municipal Fund

------------------------------------------------------------
------------------------------------------------------------
Institutional                               2.26%
------------------------------------------------------------
Institutional Service                       1.86%
------------------------------------------------------------
------------------------------------------------------------
Administrative                              2.18%
------------------------------------------------------------
------------------------------------------------------------
Investor                                    2.10%
------------------------------------------------------------
------------------------------------------------------------
Participant                                 1.45%
------------------------------------------------------------
------------------------------------------------------------
Reserve                                     1.21%
------------------------------------------------------------
------------------------------------------------------------
Resource                                    0.96%
============================================================


                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02106-5034, a subsidiary of Wachovia Corporation (Wachovia), serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive from each Fund annual fees at the following rate:


=============================================== ==========================
          Average Daily Net Assets                   Administrative
    of the Evergreen Money Market Funds             Service Fee Rates

----------------------------------------------- --------------------------
----------------------------------------------- --------------------------

             First $60 billion                           0.060%
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
             Next $40 billion                             0.055%
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
             Next $25 billion                             0.050%
----------------------------------------------- --------------------------
----------------------------------------------- --------------------------
         On assets over $125 billion                      0.040%
=============================================== ==========================

         Below are the administrative fees paid by each Fund for the last three fiscal years or periods. Prior to December 31, 2001, the Funds paid EIS under a different fee schedule.

================================================================================
Fund/Fiscal Year or Period                          Administrative Fees Paid

================================================================================
Year Ended February 28, 2002

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cash Management Fund                                        $267,672
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional 100% Treasury Fund                            $407,805
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional Money Market Fund                            $7,517,372
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional Municipal Fund                               $1,203,924
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional Treasury Fund                                $2,130,084
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional U.S. Government Fund                          $454,098
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Year Ended February 28, 2001

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional 100% Treasury Fund                            $354,736
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional Money Market Fund                            $3,980,508
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional Municipal Fund                                $774,821
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional Treasury Fund                                $1,909,453
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional U.S. Government Fund                          $205,564
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Year Ended February 29, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional 100% Treasury Fund                            $133,947
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional Money Market Fund                            $1,476,277
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional Municipal Fund                                $266,099
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional Treasury Fund                                 $853,944
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional U.S. Government Fund (1)                      $21,010
================================================================================
(1) For the period from October 1, 1999 (commencement of operations) to February 29, 2000.

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, a subsidiary of Wachovia, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. Each Fund pays ESC annual fees as follows:

============================= ======================= =========================
                               Annual Fee Per Open     Annual Fee Per Closed
                                     Account*                Account**
Fund Type
----------------------------- ----------------------- -------------------------
----------------------------- ----------------------- -------------------------
Monthly Dividend Funds                $26.75                   $9.00
----------------------------- ----------------------- -------------------------
----------------------------- ----------------------- -------------------------
Quarterly Dividend Funds              $25.75                   $9.00
----------------------------- ----------------------- -------------------------
----------------------------- ----------------------- -------------------------
Semiannual Dividend Funds             $24.75                   $9.00
----------------------------- ----------------------- -------------------------
----------------------------- ----------------------- -------------------------
Annual Dividend Funds                 $24.75                   $9.00
----------------------------- ----------------------- -------------------------
----------------------------- ----------------------- -------------------------
Money Market Funds                    $26.75                   $9.00
============================= ======================= =========================

* For shareholder accounts only. Each Fund pays ESC cost plus 15% for broker accounts. ** Closed accounts are maintained on the system in order to facilitate historical and tax information.

Distributor

         Evergreen Distributor, Inc. (EDI), 90 Park Avenue, New York, NY 10026, markets the Funds through broker-dealers and other financial representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of the Funds.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006 provides legal advice to the Funds.


                              FINANCIAL STATEMENTS

     The audited financial statements and the independent auditors' report thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge by writing to Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts 02266-8400, by calling toll-free at 1-800-343-2898, or by downloading if off our website at www.evergreeninvestments.com.

                                 EVERGREEN FUNDS

                    Statement of Additional Information (SAI)

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES

                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some  government  agencies  and   instrumentalities   may  not  receive
financial support from the U.S. Government. Examples of such agencies are:

          (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

          (ii) Farmers Home Administration;

          (iii)Federal Home Loan Banks;

          (iv) Federal Home Loan Mortgage Corporation;

          (v) Federal National Mortgage Association; and Student Loan Marketing Association.

         Securities  Issued  by the  Government  National  Mortgage  Association
(GNMA). The Fund may invest in securities issued by the GNMA, a corporation wholly owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

2-1

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's

2-2
portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Leverage

         The Fund may engage in transactions that create leverage with up to 30% of its net assets in accordance with Evergreen's Leverage Policy. Leverage creates special risks for the Fund which are created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Examples of transactions which create leverage include mortgage dollar rolls (see descriptions herein).

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

         Dollar rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of the Fund's borrowings and other senior securities. Investing in dollar rolls creates leverage (unless they are "covered dollar rolls," see description below) and are included in the calculation of the Fund's total leverage-creating transaction. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

         The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund's right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of

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the Fund's borrowings and other senior securities. Covered dollar rolls are not considered to be a transaction that creates leverage and will be excluded from the calculation of the Fund's total leverage-creating transaction.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no

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rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

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         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all time while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the

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underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the

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option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund unless the transaction meets certain "bona fide hedging" criteria. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

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Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations

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may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Inter-american Development Bank and the International Bank for Reconstruction and Development

         The Fund may be subject to risks associated with obligations of the Inter-american Development Bank and the International Bank for Reconstruction and Development. Because these banks are supported only by appropriate but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency

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exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the

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Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of other money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal  Securities

         The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

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         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or
(b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

         A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid

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as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated,

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issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

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         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

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Limited Partnerships

The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

         When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.

                        PURCHASE AND REDEMPTION OF SHARES

         You may buy  shares of the Fund  through  Evergreen  Distributor,  Inc.
(EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to seven different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay a front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 5.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an front-end sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place

2-17
trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; and (f) current and retired employees of First Union National Bank (FUNB) and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value (NAV) to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EDI. In addition, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

Class B Shares

                  The Fund offers Class B shares at NAV without an front-end sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

REDEMPTION TIME                                                 CDSC RATE

Month of purchase and the first 12-month
period following the month of purchase........................  5.00%
Second 12-month period following the month of purchase........  4.00%
Third 12-month period following the month of purchase.........  3.00%
Fourth 12-month period following the month of purchase........  3.00%
Fifth 12-month period following the month of purchase.........  2.00%
Sixth 12-month period following the month of purchase.........  1.00%
Thereafter....................................................  0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with EDI. The Fund offers Class C shares at NAV without an front-end sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 24 months after the month of your purchase, in accordance with the following schedule:

REDEMPTION TIME                                                   CDSC RATE

Month of purchase and the first 12-month
period following the month of purchase                            2.00%
Second 12-month period following the month of purchase            1.00%
Thereafter                                                        0.00%

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See "Contingent Deferred Sales Charge" below.

         Class C shares purchased through an omnibus account with Merrill Lynch Investment Manager, L.P. will be charged a 1.00% CDSC if redeemed within 12 months after the month of purchase. Redemptions made thereafter will not be charged a CDSC.

Class I Shares (formerly Class Y Shares)

         No CDSC is imposed on the redemption of Class I shares. Class I shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned Class I shares of an Evergreen Fund,(2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class I shares are offered at NAV without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Class S and Class S1 Shares

         Class S and Class S1 shares of the Evergreen money market funds are offered at NAV without an front-end or deferred sales charge through certain broker-dealers and financial institutions who have entered into selling agreements with EDI. Investors should refer to their broker-dealer or financial institution as appropriate for instructions and further information.

Administrative Shares, Institutional Shares, Institutional Service Shares, Investor Shares, Participant Shares, Reserve Shares, Resource Shares

         Each institutional class of shares is sold without a front-end sales charge or deferred sales charge. Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares each pay Rule 12b-1 distribution expenses. Institutional shares do not pay Rule 12b-1 distribution expenses. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to EDI or its predecessor.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

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                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Class S, Class S1, Class I, Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares.

         If you are making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen Funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen Funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all your current purchases. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75% for Funds with a 4.75% front-end sales charge). See prospectus for the specific sales charge applicable to the Fund.

Rights of Accumulation

         You may add the value of all of your existing Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Waiver of Front-end Sales Charges

         The Fund may sell its shares at net asset value without an front-end sales charge to:

1.       purchasers of shares in the amount of $1 million or more;

2.       a  corporate  or  certain  other   qualified   retirement   plan  or  a
         non-qualified deferred compensation plan or a Title 1 (ERISA) tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

3. institutional investors, which may include bank trust departments and registered investment advisors;

4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

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5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

7. employees of FUNB, its affiliates, EDI, any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

8. certain Directors, Trustees, officers and employees of the Evergreen Funds, EDI or their affiliates and to the immediate families of such persons; or

9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen Funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

1.       an increase in the share value above the net cost of such shares;

2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

3. shares that are in the accounts of a shareholder who has died or become disabled;

4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 (ERISA);

5. a systematic withdrawal from the ERISA plan of a shareholder who is at least 59 years old;

6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.00% per month of your initial account balance;

8.       a  withdrawal   consisting  of  loan  proceeds  to  a  retirement  plan
         participant;

9.       a financial hardship withdrawal made by a retirement plan participant;

10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

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Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.

                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

(1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

(2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

(3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

(4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

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(5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

(6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

                            PERFORMANCE CALCULATIONS

Average Annual Total Return

         Described below are the total return calculations the Fund may use from time to time in advertisements.

Return Before Taxes

         Total return quotations for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:

         [OBJECT OMITTED]

         P =  initial payment of $1,000.
         T =  average annual total return.
         n =  number of years.
         ERV = ending redeemable value of the initial $1,000.

Return After Taxes on Distributions

         Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted. To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions:

         [OBJECT OMITTED]D

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Where:
        P = initial payment of $1,000.
        T = average annual total return (after taxes on distributions). n = number of years.
        ATVD = ending redeemable value of
               the initial $1,000, after taxes on
               fund distributions but not after
               taxes on redemption.

Return After Taxes on Distributions and Redemption

         Total  return   quotations,   less  taxes  due  on  distributions   and
redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption. Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions and redemption:

         [OBJECT OMITTED]DR

Where:
       P = initial payment of $1,000.
       T =  average annual total return
            (after taxes on distributions and redemptions).
       n =  number of years.
       ATVDR = ending redeemable value of
               the initial $1,000, after taxes on
               fund distributions and redemption.

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

         [OBJECT OMITTED] [OBJECT OMITTED]

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         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

         [OBJECT OMITTED]

Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                                           [OBJECT OMITTED]

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.

                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement) with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in

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its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus. The
12b-1 fees are composed of distribution fees and service fees which are described further below.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Share Classes, other than Class I and Institutional, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Share Classes, as applicable.

            Class             Current Maximum 12b-1 Fees Allowed Under the Plans
            A                        0.75%(a)
            B                        1.00%
            C                        1.00%
            S                        0.75%(b)
            S1                       0.75%(b)
            Administrative           0.75%(c)
            Institutional Service    0.75%(c)
            Investor                 0.75%(c)
            Participant              0.75%(c)
            Reserve                  0.75%(c)
            Resource                 1.00%(d)

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(a) Currently limited to 0.30% or less on Evergreen money market funds and 0.25% or less for all other Evergreen Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(b) Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(c) Currently limited to 0.65% or less on Evergreen institutional money market funds and Evergreen Cash Management Money Market Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(d) Currently limited to 0.80% or less on Evergreen institutional money market funds and Evergreen Cash Management Money Market Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under "Current Maximum 12b-1 Fees Allowed Under the Plans." The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)   to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while

2-27
at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.

         Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Distribution Agreement not previously recovered by EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To

2-28
terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.

SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

Service Fees

         EDI will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class S, Class S1, Administrative, Investor, Participant, Reserve, Resource and Institutional Service shares of the Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares").

         The rate of such service fees of the Fund for Class A, B and Institutional Service shares (excluding Evergreen money market funds, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Short-Duration Income Fund, Evergreen Equity Index Fund and Evergreen Adjustable Rate Fund) will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         The rate of service fees of the Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

         The rate of service fees of the Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

         The rate of service fees of the Fund with Participant Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.

         The rate of service fees of the Fund with Reserve Shares will be calculated quarterly at the rate of 0.1625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.65% annually) during such quarter.

         The rate of service fees of the Fund with Resource Shares will be calculated quarterly at the rate of 0.20% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.80% annually) during such quarter.

         The rate of service fees of the Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

         For Evergreen money market funds, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.075% or approximately 0.30% annually.

         For Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Short-Duration Income Fund and Evergreen Adjustable Rate Fund, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.025% or approximately 0.10% annually. For Evergreen Adjustable Rate Fund, this rate applies to sales made after January 1, 1997.

         EDI will pay the investment firm a full year's service fee in advance of the dealer's sales of Class C shares of such Fund at the rate of 0.25% of the aggregate net asset value of such shares. EDI will pay service fees to the investment firms based on the average daily net asset value of Class C shares of

2-29
the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 14 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Class C Eligible Shares"). Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

         In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter. Service fees will be paid within five business days after the end of the service commission period in the respective quarter. EDI will pay service fees only to the extent that such amounts have been paid to EDI by the Fund.

         No service fees are paid on sales of any Class I or Institutional shares of the Fund.

Commissions

         EDI will also pay commissions to the investment firms based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 14 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares"). Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter. Such commissions will be paid by the twentieth day of the month before the end of the respective quarter. Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable NASD limitations and other governing regulations.

         No commissions are paid on sales of any Class I or Institutional shares of the Fund.

                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

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Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond, municipal money market fund or U.S. Treasury or U.S. Government money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond, municipal money market fund, corporate bond fund or U.S. Treasury or U.S. Government money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the

2-31
total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended.) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 30% in 2002 and slightly lesser in subsequent years on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her

2-32
tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

1.       ability to provide the best net financial result to the Fund;
2.       efficiency in handling trades;
3.       ability to trade large blocks of securities;
4.       readiness to handle difficult trades;
5.       financial strength and stability; and
6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above, including First Union Securities, Inc., an affiliate of the Fund's investment advisor. Pursuant to
Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         First Union Securities, Inc., an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may, effect portfolio transactions on those exchanges for the Fund. Wachovia Securities,

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Inc., is a wholly owned subsidiary of Wachovia Corporation, the Fund's investment advisor's parent.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION

         The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.

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                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In approving the renewal of the existing investment advisory agreement of each Fund, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Fund and the nature and quality of the service provided to the Fund. In reviewing the overall profitability of the management fee to the Fund's investment advisor, the Board of Trustees also considered the fact that affiliates provide transfer agency and administrative services to the Fund for which they receive compensation.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among itself and the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has

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discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. EIMC is the Fund's investment advisor and manages a portion of the Fund's portfolio. Along with EIMC, the Fund's current Managers, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, LLC also manage portions of the Fund's portfolio.

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation (formerly First Union Corporation) is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

     The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell A. Salton, III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended February 28, 2002, the Executive Committee held ten committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC. Nominations by shareholders will not be considered.The Trustees will consider such nominations at the next regularly scheduled Board meeting.

     The Trust has an Audit Committee which consists of the Chairman of the Committee, K. Dun Gifford, Charles A. Austin, III, Gerald M. McDonnell, David M. Richardson and Richard Shima. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that they deem appropriate. For the fiscal year ended February 28, 2002, the Audit Committee held four committee meetings.

         The Trust has a Performance Committee which consists of the Chairman of the Committee, Russell A. Salton, III, Thomas L. McVerry, Dr. Leroy Keith, William W. Pettit and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen Funds, reviews the performance of the other

2-36
service providers to the Evergreen Funds, and assesses the performance of the Evergreen Funds. For the fiscal year ended February 28, 2002, the Performance Committee held four committee meetings.

         Set forth below are the Trustees of each of the nine Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116.

Independent Trustees:

Name and Date of Birth/Position with Trust/Beginning Year of Term of Office*/ Principal Occupations for Last Five Years/Number of Portfolios Overseen in Evergreen Funds complex/Other Directorships held outside of Evergreen Funds complex

Charles A. Austin III DOB: 10/23/34/Trustee/1991/
Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./95/None

K. Dun Gifford DOB: 10/23/38/Trustee/1974/
Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./95/None

Leroy Keith, Jr. DOB: 2/14/39/Trustee/1983/
Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products
Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund/95/Trustee

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Gerald M. McDonnell DOB: 7/14/39/Trustee/1988/
Sales Manager, SMI-STEEL - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./95/None

Thomas L. McVerry DOB: 8/2/38/Trustee/1993/
Director of Carolina Cooperative Credit Union; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./95/None

William Walt Pettit DOB: 8/26/55/Trustee/1984/
Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./95/None

David M. Richardson DOB: 9/19/41/Trustee/1982/
President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP
(communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./95/None

Russell A. Salton, III MD DOB: 6/2/47/Trustee/1984/
Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./95/None

Michael S. Scofield DOB: 2/20/43/Trustee/1984/
Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./95/None

Richard J. Shima DOB: 8/11/39/Trustee/1993/
Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust./95/None

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Interested Trustee:

Richard K. Wagoner, CFA** DOB: 12/12/37/Trustee/1999/
Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust./95/None

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.

** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the funds' investment advisor.

Trustee Ownership of Evergreen Funds shares

     Set forth below are the names of the Evergreen Funds in which the Trustees are invested, including the dollar range of their investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2001.

---------------------------- ---------------------------------------------- --------------------- --------------------
                                                                                                   Aggregate Dollar
Trustee                                          Fund                         Dollar Range of          Range of
                                                                             Investment in Fund   Investment in Fund
                                                                                                        Complex
---------------------------- ---------------------------------------------- --------------------- --------------------
Austin, Charles A., III*     Evergreen Health Care Fund                     $1-$10,000            $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Technology Fund                      $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
Gifford, K. Dun              None
============================ ============================================== ===================== ====================
Keith, Dr. Leroy, Jr.        Evergreen Omega Fund                           $10,001-$50,000       $10,001-$50,000
============================ ============================================== ===================== ====================
McDonnell, Gerald M.*        Evergreen Capital Growth Fund                  $10,001-$50,000       $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Emerging Markets Growth Fund         $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Health Care Fund                     $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Short Duration Income Fund           $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Technology Fund                      $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Value Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
McVerry, Thomas L.*          Evergreen Aggressive Growth Fund               $10,001-$50,000       $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Global Leaders Fund                  $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Growth and Income Fund               $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $1-$10,000
============================ ============================================== ===================== ====================
Pettit, William W.*          Evergreen Emerging Markets Growth Fund         $1-$10,000            $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Global Leaders Fund                  $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Growth and Income Fund               $10,001-$50,000
============================ ============================================== ===================== ====================

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============================ ============================================== ===================== ====================
Richardson, David M.         Evergreen Equity Index Fund                    $10,001-$50,000       $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
Salton, Dr. Russell A., III* None
============================ ============================================== ===================== ====================
Scofield, Michael S.*        Evergreen Aggressive Growth Fund               $10,001-$50,000       Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Balanced Fund                        $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Equity Index Fund                    $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Intermediate Term Bond Fund          $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
Shima, Richard               Evergreen Connecticut Municipal Bond Fund      $10,001-$50,000       Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen International Growth Fund            $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Tax Strategic Foundation Fund        $50,001-$100,000
============================ ============================================== ===================== ====================
Wagoner, Richard             Evergreen Omega Fund                           $50,001-$100,000      Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Small Cap Value Fund                 Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Small Company Growth Fund            $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Value Fund                           Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Money Market Fund                    Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------

* In addition to the above  investment  amounts,  the Trustee has over  $100,000 indirectly invested in certain of the Evergreen Funds through Deferred Compensation plans.

        Set forth below are the officers of each of the nine Evergreen Trusts.

Name, Address and Date of Birth/Position with Trust/Principal Occupation for Last Five Years

William M. Ennis/301 S. Tryon, 12th Floor Charlotte, NC 28288/DOB: 6/26/60/ President/ President and Chief Executive Officer, Evergreen Investment Company and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A..

Carol Kosel/200 Berkeley Street Boston, MA 02116/DOB: 12/25/63/Treasurer/ Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce/200 Berkeley Street Boston, MA 02116/DOB: 4/20/60/Secretary/ Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt/BISYS 3435 Stelzer Road Columbus, OH 43219-8001/DOB: 6/6/63/Vice President and Assistant Treasurer/ Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

2-40

Bryan Haft/BISYS 3435 Stelzer Road Columbus, OH 43219-8001/DOB: 1/23/65/Vice President/ Team Leader, Fund Administration, BISYS Fund Services.

                     CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

MOODY'S  S&P      FITCH    Credit Quality

Aaa      AAA      AAA      Excellent Quality (lowest risk)

Aa       AA       AA       Almost Excellent Quality (very low risk)

A        A        A        Good Quality (low risk)

Baa      BBB      BBB      Satisfactory Quality (some risk)

Ba       BB       BB       Questionable Quality (definite risk)

B        B        B        Low Quality (high risk)

Caa/Ca/C CCC/CC/C CCC/CC/C In or Near Default

         D        DDD/DD/D In Default

                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

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Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

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BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection

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measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

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D  Default. Denotes actual or imminent payment default.


                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

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S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely

2-47
payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be

2-48
evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

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SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

2-50

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART C

                                OTHER INFORMATION

Item 23    Exhibits

Exhibit

Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on October 8, 1997

(b)       By-laws                                                Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 16
                                                                 Filed on April 27, 2001

(c)       Provisions  of  instruments  defining  the rights      Included as part of Exhibits  1 and 2 of
          of  holders of the  securities  being  registered      Registrant's  Pre-Effective  Amendment  No.  1
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,        are  contained  in  the Declaration of Trust
          VII, VIII and By-laws Articles II, III and VIII        Filed on October 8, 1997


(d)       Investment Advisory and Management Agreement           Contained herein.
          between the Registrant and Evergreen Investment
          Management Company, LLC

(e)(1)    Administrative Class Principal Underwriting Agreement  Incorporated by reference to between the Registrant and Evergreen Distributor, Inc. Registrant's Post-Effective Amendment No. 17
                                                                 Filed on May 14, 2001

(e)(2)    Institutional Service Class Principal Underwriting     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Post-Effective Amendment No. 13
          Distributor, Inc.                                      Filed on November 15, 2000

(e)(3)    Investor Class Principal Underwriting Agreement        Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 17
          Distributor, Inc.                                      Filed on May 14, 2001

(e)(4)    Participant Class Principal Underwriting Agreement     Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 17
          Distributor, Inc.                                      Filed on May 14, 2001

(e)(5)    Reserve Class Principal Underwriting Agreement         Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 17
          Distributor, Inc.                                      Filed on May 14, 2001

(e)(6)    Resource Class Principal Underwriting Agreement        Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 17
          Distributor, Inc.                                      Filed on May 14, 2001

(f)       Deferred Compensation Plan                             Contained herein.

(g)(1)    Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment No. 2
                                                                 Filed on May 29, 1998

(g)(2)    Letter Amendment to Custodian Agreement between        Incorporated by reference to Registrant's
          Registrant and State Street Bank and Trust             Post-Effective Amendment No. 8
          Company (Select U.S. Government Fund)                  Filed on September 29, 1999

(g)(3)    Letter Amendment to Custodian Agreement between        Incorporated by reference to Registrant's
          Registrant and State Street Bank and Trust             Post-Effective Amendment No. 13
          Company (Cash Management Money Market Fund,            Filed on November 15, 2000
          Cash Management Municipal Money Market Fund,
          Cash Management U.S. Government Money Market Fund)

(g)(4)    Letter Amendment to Custodian Agreement between        Incorporated by reference to Registrant's
          Registrant and State Street Bank and Trust             Post-Effective Amendment No. 12
          Company (SNAP Fund)                                    Filed on October 26, 2000

(g)(5)    Form of Letter Amendment to Custodian Agreement        Incorporated by reference to Registrant's
          between Registrant and State Street Bank and Trust     Post-Effective Amendment No. 20
          Company (Prime Cash Management Fund)                   Filed on December 14, 2001

(h)(1)    Administrative Services Agreement between              Contained herein.
          the Registrant and Evergreen Investment
          Services, Inc.

(h)(2)    Transfer Agent Agreement between the                   Contained herein.
          Registrant and Evergreen Service Company, LLC


(h)(3)    Transfer Agent Agreement between the Registrant,       Incorporated by reference to Registrant's
          on behalf of SNAP Fund only, and State Street          Post-Effective Amendment No. 16
          Bank and Trust Company                                 Filed on April 27, 2001

(h)(4)    Sub-Transfer Agent Agreement between Registrant,       Incorporated by reference to Registrant's
          on behalf of SNAP Fund only, and Evergreen             Post-Effective Amendment No. 16
          Service Company, LLC                                   Filed on April 27, 2001

(h)(5)    Letter Amendment to Transfer Agent Agreement           Incorporated by reference to Registrant's
          between the Registrant and Evergreen Service           Post-Effective Amendment No. 13
          Company, LLC (Evergreen Cash Management Money Market   Filed on November 15, 2000
          Fund, Evergreen Cash Management Municipal Money
          Market Fund, Evergreen Cash Management U.S.
          Government Money Market Fund)

(h)(6)    Form of Letter Amendment to Transfer Agent Agreement   Incorporated by reference to Registrant's
          between the Registrant and Evergreen Service           Post-Effective Amendment No. 20
          Company, LLC (Evergreen Prime Cash Management          Filed on December 14, 2001
          Money Market Fund)

(i)(1)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 1
                                                                 Filed on December 12, 1997

(i)(2)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to Registrant's
          (re: SNAP)                                             Post-Effective Amendment No. 7
                                                                 Filed on August 17, 1999

(j)(1)     Consent of Ernst & Young LLP                          Incorporated by reference to Registrant's
            Prime Cash Management Money Market Fund              Post-Effective Amendment No. 22
                                                                 Filed on June 10, 2002

(j)(3)    Consent of KPMG LLP                                    Incorporated by reference to Registrant's
            SNAP Fund                                            Post-Effective Amendment No. 19
                                                                 Filed on October 25, 2001

(j)(2)    Consent of KPMG LLP                                    Contained herein.
            Cash Management Money Market Fund
            Institutional Money Market Fund
            Institutional Municipal Money Market Fund
            Institutional Treasury Money Market Fund
            Institutional U.S. Government Money Market Fund
            Institutional 100% Treasury Money Market Fund

(k)       Not applicable

(l)       Not applicable

(m)(1)    Administrative Class 12b-1 Distribution Plan           Incorporated by reference to
          between the Registrant and Evergreen Distributor, Inc. Registrant's Post-Effective Amendment No. 17
                                                                 Filed on May 14, 2001

(m)(2)    Institutional Service 12b-1 Distribution Plan          Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Post-Effective Amendment No. 13
          Distributor, Inc.                                      Filed on November 15, 2000

(m)(3)    Investor Class 12b-1 Distribution Plan                 Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 17
          Distributor, Inc.                                      Filed on May 14, 2001

(m)(4)    Participant Class 12b-1 Distribution Plan              Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 17
          Distributor, Inc.                                      Filed on May 14, 2001

(m)(5)    Reserve Class 12b-1 Distribution Plan                  Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 17
          Distributor, Inc.                                      Filed on May 14, 2001

(m)(6)    Resource Class 12b-1 Distribution Plan                 Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 17
          Distributor, Inc.                                      Filed on May 14, 2001

(n)       Not applicable

(o)       Multiple Class Plan                                    Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 19
                                                                 Filed on October 25, 2001

(p)       Code of Ethics                                         Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 19
                                                                 Filed on October 25, 2001


Item 24.       Persons Controlled by or Under Common Control with Registrant.

       None

Item 25.       Indemnification.


     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions. Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions  for the  indemnification  of  Evergreen  Investment  Management
Company,  LLC,  the  Registrant's   Investment  Advisor  are  contained  in  the
Investment Advisory and Management Agreement.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the  indemnification of Evergreen Service Company,  LLC, the
Registrant's   transfer  agent,   are  contained  in  the  Master  Transfer  and
Recordkeeping Agreement between Evergreen Service Company and the Registrant.

     Provisions for the indemnification of State Street Bank and Trust Co., the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Co., and the Registrant.

Item 26.       Business or Other Connections of Investment Adviser.

        The Directors and principal  executive  officers of Wachovia Bank, N.A.
are:

G. Kennedy Thompson                Chairman, Wachovia Corporation and Wachovia
                                   Bank, N.A., Chief Executive Officer,
                                   President and Director, Wachovia
                                   Corporation and Wachovia Bank, N.A.

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, Wachovia Corporation;
                                   Secretary and Executive Vice President,
                                   Wachovia Bank, N.A.

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, Wachovia Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President, Wachovia Bank, N.A.

         All of the above  persons are located at the following  address:
Wachovia Bank, N.A., One Wachovia Center, Charlotte, NC 28288-0630.

Item 27.       Principal Underwriters.

         Evergreen Distributor, Inc., acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The   Directors   and   principal   executive   officers  of  Evergreen
Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

William J. Tomko                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     Messrs. Tomko, Sheehan Dell and Mangum are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     Wachovia Bank, N.A., One Wachovia Center, 301 S. College Street, Charlotte, North Carolina 28288-0630

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

               Not Applicable

Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 28th day of June, 2002.

                                         EVERGREEN SELECT MONEY MARKET TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of June, 2002.


/s/ William M. Ennis              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
William M. Ennis*                  Michael H. Koonce*                Carol A. Kosel*
President                          Secretary                         Treasurer
(Chief Operating Officer)                                            (Principal Financial and Accounting
                                                                      Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell           /s/ Thomas L. McVerry
-----------------------------    -----------------------------
Gerald M. McDonnell*             Thomas L. McVerry*
Trustee                          Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson           /s/ Russell A. Salton, III MD
------------------------------   ------------------------------    -------------------------------
Michael S. Scofield*              David M. Richardson*              Russell A. Salton, III MD*
Chairman of the Board             Trustee                           Trustee
and Trustee


/s/ Leroy Keith, Jr.              /s/ Richard J. Shima              /s/ Richard K. Wagoner
------------------------------   ------------------------------    ---------------------------
Leroy Keith, Jr.*                Richard J. Shima*                 Richard K. Wagoner*
Trustee                          Trustee                           Trustee


*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact

*Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit
Number    Exhibit
------    -------

(d)       Investment Advisory and Management Agreement between
          Registrant and EIMC, LLC

(f)       Deferred Compensation Plan

(h)(1)    Administration Agreement between Evergreen
          Investment Services, Inc. and the Registrant

(h)(2)    Transfer Agent Agreement between the
          Registrant and Evergreen Service Company, LLC

(j)(3)    Consent of KPMG LLP - Institutional Money Market Funds

                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

                  AGREEMENT made the 11th day of May 2001, by and between EVERGREEN SELECT MONEY MARKET TRUST, a Delaware business trust (the "Trust") and EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC, a Delaware corporation (the "Adviser").

                  WHEREAS, the Trust and the Adviser wish to enter into an Agreement setting forth the terms on which the Adviser will perform certain services for the Trust, its series of shares as listed on Schedule 1 to this Agreement and each series of shares subsequently issued by the Trust (each singly a "Fund" or collectively the "Funds").

                  THEREFORE, in consideration of the promises and the mutual agreements hereinafter contained, the Trust and the Adviser agree as follows:

                  1. (a) The Trust hereby employs the Adviser to manage and administer the operation of the Trust and each of its Funds, to supervise the provision of the services to the Trust and each of its Funds by others, and to manage the investment and reinvestment of the assets of each Fund of the Trust in conformity with such Fund's investment objectives and restrictions as may be set forth from time to time in the Fund's then current prospectus and statement of additional information, if any, and other governing documents, all subject to the supervision of the Board of Trustees of the Trust, for the period and on the terms set forth in this Agreement. The Adviser hereby accepts such employment and agrees during such period, at its own expense, to render the services and to assume the obligations set forth herein, for the compensation provided herein. The Adviser shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust.

                  (b) In the event that the Trust establishes one or more Funds, in addition to the Funds listed on Schedule 1, for which it wishes the Adviser to perform services hereunder, it shall notify the Adviser in writing. If the Adviser is willing to render such services, it shall notify the Trust in writing and such Fund shall become a Fund hereunder and the compensation payable to the Adviser by the new Fund will be as agreed in writing at the time.

                  2. The Adviser shall place all orders for the purchase and sale of portfolio securities for the account of each Fund with broker-dealers selected by the Adviser. In executing portfolio transactions and selecting broker-dealers, the Adviser will use its best efforts to seek best execution on behalf of each Fund. In assessing the best execution available for any transaction, the Adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any (all for the specific transaction and on a continuing basis). In evaluating the best execution available, and in selecting the broker-dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are used in
Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act")) provided to a Fund and/or other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker-dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer viewed in terms of that particular transaction or in terms of all of the accounts over which investment discretion is so exercised.

                  3. The Adviser, at its own expense, shall furnish to the Trust office space in the offices of the Adviser or in such other place as may be agreed upon by the parties from time to time, all necessary office facilities, equipment and personnel in connection with its services hereunder, and shall arrange, if desired by the Trust, for members of the Adviser's organization to serve without salaries from the Trust as officers or, as may be agreed from time to time, as agents of the Trust. The Adviser assumes and shall pay or reimburse the Trust for:

(a) the compensation (if any) of the Trustees of the Trust who are affiliated with the Adviser or with its affiliates, or with any adviser retained by the Adviser, and of all officers of the Trust as such; and

(b) all expenses of the Adviser incurred in connection with its services hereunder.

                  The Trust assumes and shall pay all other expenses of the Trust and its Funds, including, without limitation:

(a) all charges and expenses of any custodian or depository appointed by the Trust for the safekeeping of the cash, securities and other property of any of its Funds;

(b) all charges and expenses for bookkeeping and auditors;

(c) all charges and expenses of any transfer agents and registrars appointed by the Trust;

(d) all fees of all Trustees of the Trust who are not affiliated with the Adviser or any of its affiliates, or with any adviser retained by the Adviser;

(e) all brokers' fees, expenses, and commissions and issue and transfer taxes chargeable to a Fund in connection with transactions involving securities and other property to which the Fund is a party;

(f) all costs and expenses of distribution of shares of its Funds incurred pursuant to Plans of Distribution adopted under Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act");

(g) all taxes and trust fees payable by the Trust or its Funds to Federal, state, or other governmental agencies;

(h)  all costs of certificates representing shares of the Trust or its Funds;

(i) all fees and expenses involved in registering and maintaining registrations of the Trust, its Funds and of their shares with the Securities and Exchange Commission (the "Commission") and registering or qualifying the Funds' shares under state or other securities laws, including, without limitation, the preparation and printing of registration statements, prospectuses, and statements of additional information for filing with the Commission and other authorities;

(j) expenses of preparing, printing, and mailing prospectuses and statements of additional information to shareholders of each Fund of the Trust;

(k) all expenses of shareholders' and Trustees' meetings and of preparing, printing, and mailing notices, reports, and proxy materials to shareholders of the Funds;

(l) all charges and expenses of legal counsel for the Trust and its Funds and for Trustees of the Trust in connection with legal matters relating to the Trust and its Funds, including, without limitation, legal services rendered in connection with the Trust and its Funds' existence, trust, and financial structure and relations with its shareholders, registrations and qualifications of securities under Federal, state, and other laws, issues of securities, expenses which the Trust and its Funds have herein assumed, whether customary or not, and extraordinary matters, including, without limitation, any litigation involving the Trust and its Funds, its Trustees, officers, employees, or agents;

(m) all charges and expenses of filing annual and other reports with the Commission and other authorities; and

(n)  all extraordinary expenses and charges of the Trust and its Funds.

                  In the event that the Adviser provides any of these services or pays any of these expenses, the Trust and any affected Fund will promptly reimburse the Adviser therefor.

                  The services of the Adviser to the Trust and its Funds hereunder are not to be deemed exclusive, and the Adviser shall be free to render similar services to others.

                  4. As compensation for the Adviser's services to the Trust with respect to each Fund during the period of this Agreement, the Trust will pay to the Adviser a fee at the annual rate set forth on Schedule 2 for such Fund.

                  The Adviser's fee is computed as of the close of business on each business day. A pro rata portion of the Trust's fee with respect to a Fund shall be payable in arrears at the end of each day or calendar month as the Adviser may from time to time specify to the Trust. If and when this Agreement terminates, any compensation payable hereunder for the period ending with the date of such termination shall be payable upon such termination. Amounts payable hereunder shall be promptly paid when due.

                  5. The Adviser may enter into an agreement to retain, at its own expense, a firm or firms ("SubAdviser") to provide the Trust with respect to all or any of its Funds all of the services to be provided by the Adviser hereunder, if such agreement is approved as required by law. Such agreement may delegate to such SubAdviser all of Adviser's rights, obligations, and duties hereunder.

                  6. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any of its Funds in connection with the performance of this Agreement, except a loss resulting from the Adviser's willful misfeasance, bad faith, gross negligence, or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, Director, partner, employee, or agent of the Adviser, who may be or become an officer, Trustee, employee, or agent of the Trust, shall be deemed, when rendering services to the Trust or any of its Funds or acting on any business of the Trust or any of its Funds (other than services or business in connection with the Adviser's duties hereunder), to be rendering such services to or acting solely for the Trust or any of its Funds and not as an officer, Director, partner, employee, or agent or one under the control or direction of the Adviser even though paid by it.

                  7. The Trust shall cause the books and accounts of each of its Funds to be audited at least once each year by a reputable independent public accountant or organization of public accountant or organization of public accountants who shall render a report to the Trust.

                  8. Subject to and in accordance with the Declaration of Trust of the Trust, the governing documents of the Adviser and the governing documents of any SubAdviser, it is understood that Trustees, Directors, officers, agents and shareholders of the Trust or any Adviser are or may be interested in the Adviser (or any successor thereof) as Directors and officers of the Adviser or its affiliates, as stockholders of First Union Corporation or otherwise; that Directors, officers and agents of the Adviser and its affiliates or stockholders of First Union Corporation are or may be interested in the Trust or any Adviser as Trustees, Directors, officers, shareholders or otherwise; that the Adviser (or any such successor) is or may be interested in the Trust or any SubAdviser as shareholder, or otherwise; and that the effect of any such adverse interests shall be governed by the Declaration of Trust of the Trust, governing documents of the Adviser and governing documents of any SubAdviser.

                  9. This Agreement shall continue in effect until December 31, 2001 and after such date (a) such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Trust, and (b) such renewal has been approved by the vote of the majority of Trustees of the Trust who are not interested persons, as that term is defined in the 1940 Act, of the Adviser or of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

                  10. On sixty days' written notice to the Adviser, this Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of the unaffected Funds; and on sixty days' written notice to the Trust, this Agreement may be terminated at any time without the payment of any penalty by the Adviser. This Agreement shall automatically terminate upon its assignment (as that term is defined in the 1940
Act). Any notice under this Agreement shall be given in writing, addressed and delivered, or mailed postage prepaid, to the other party at the main office of such party.

                  11. This Agreement may be amended at any time by an instrument in writing executed by both parties hereto or their respective successors, provided that with regard to amendments of substance such execution by the Trust shall have been first approved by the vote of the holders of a majority of the outstanding voting securities of the affected Funds and by the vote of a majority of Trustees of the Trust who are not interested persons (as that term is defined in the 1940 Act) of the Adviser, any predecessor of the Adviser, or of the Trust, cast in person at a meeting called for the purpose of voting on such approval. A "majority of the outstanding voting securities" of the Trust or the affected Funds shall have, for all purposes of this Agreement, the meaning provided therefor in the 1940 Act.

                  12. Any compensation payable to the Adviser hereunder for any period other than a full year shall be proportionately adjusted.

                  13. The provisions of this Agreement shall be governed, construed, and enforced in accordance with the laws of the State of Delaware.

                  IN WITNESS WHEREOF, the parties hereto have duly executed this Agreement as of the day and year first above written.

                  EVERGREEN SELECT MONEY MARKET TRUST,
                  on behalf of each of the series listed in Schedule 1


                  By: /s/ Michael H. Koonce
                  Name: Michael H. Koonce
                  Title: Secretary

                  EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC


                  By: /s/ Christopher P. Conkey
                  Name: Christopher P. Conkey
                  Title: Executive Managing Director

                               As of March 1, 2002

                                   Schedule 1

                   Evergreen Cash Management Money Market Fund

              Evergreen Cash Management Municipal Money Market Fund

                  Evergreen Cash Management Treasury Money Market Fund (formerly Evergreen Cash Management U.S. Government Money Market Fund)

                  Evergreen Institutional 100% Treasury Money Market Fund
              (formerly Evergreen Select 100% Treasury Money Market Fund)

                    Evergreen Institutional Money Market Fund
                  (formerly Evergreen Select Money Market Fund)

               Evergreen Institutional Municipal Money Market Fund
              (formerly Evergreen Select Municipal Money Market Fund)

               Evergreen Institutional Treasury Money Market Fund
             (formerly Evergreen Select Treasury Money Market Fund)

               Evergreen Institutional U.S. Government Money Market Fund
                (formerly Evergreen Select U.S. Government Money Market Fund)

                Evergreen Prime Cash Management Money Market Fund

                                    SNAP Fund

                               As of March 1, 2002

                                   Schedule 2

         As compensation for the Adviser's services to each Fund during the period of this Agreement, each Fund will pay to the Adviser a fee at the annual rate of:

                  Evergreen Cash Management Money Market Fund
                  Evergreen Cash Management Municipal Money Market Fund
         I.       Evergreen Cash Management Treasury Money Market Fund
------------------------------------------------------------------------------

                  0.22 of 1% of the Average Daily Net Assets of the Fund


         II.      Evergreen Institutional 100% Treasury Money Market Fund
------------------------------------------------------------------------------

                  0.21 of 1% of Average Daily Net Assets of the Fund


                  Evergreen Institutional Money Market Fund
                  Evergreen Institutional Municipal Money Market Fund
         III.     Evergreen Institutional Treasury Money Market Fund
-------------------------------------------------------------------------------

                  0.11 of 1% of the Average Daily Net Assets of the Fund


         IV.      Evergreen Institutional U.S. Government Money Market Fund
-------------------------------------------------------------------------------

                  0.12 of 1% of the Average Daily Net Assets of the Fund


         V.       SNAP Fund
--------------------------------------------------------------------------------

                  0.08 of 1% of the first billion dollars of the Average Daily Net Assets of the Fund; 0.06 of 1% of next billion dollars; and 0.04 of 1% of the any amounts over $2 billion dollars;

              with an additional credit to the Fund of 0.01 of 1% of the Average Daily Net Assets of the private SNAP participant accounts.

         VI.      Evergreen. Prime Cash Management Money Market Fund
-------------------------------------------------------------------------------

                  0.30 of 1% of the Average Daily Net Assets of the Fund

                              THE EVERGREEN FUNDS
                           DEFERRED COMPENSATION PLAN

         This Deferred Compensation Plan, effective as of September 18, 1997, sets forth the terms whereby a Trustee of the Evergreen Funds, entitled to compensation payable by the Evergreen Funds, may defer the receipt of his or her compensation.

1.       .        DEFINITION OF TERMS AND CONDITIONS

1.1 DEFINITIONS. Unless a different meaning is plainly implied by the context, the following terms as used in this Plan shall have the meanings specified below:

(1)  "BENEFICIARY"  shall mean such  person or persons  designated  pursuant  to
Section 4.3 hereof to receive benefits after the death of the Trustee.

(2) "BOARD OF TRUSTEES" shall mean the Board of Trustees or the Board of Directors of an Evergreen Fund.

(3) "CODE" shall mean the Internal Revenue Code of 1986, as amended from time to time, or any successor statute.

(4) "COMPENSATION" shall mean the amount of trustees' fees paid by an Evergreen Fund to the Trustee during a Deferral Year prior to reduction for Compensation Deferrals made under this Plan.

(5) "COMPENSATION DEFERRAL" shall mean the amount or amounts of the Trustee's Compensation deferred under the provisions of Section 3 of this Plan.

(6) "DEFERRAL ACCOUNT" shall mean the account maintained to reflect the Trustee's Compensation Deferrals made pursuant to Section 3 hereof and any other credits or debits thereto.

(7) "DEFERRAL YEAR" shall mean each calendar year during which the Trustee makes, or is entitled to make, Compensation Deferrals under Section 3 hereof.

(8) "EVERGREEN FUNDS" shall mean any and all of the registered investment companies currently or subsequently advised by Evergreen Investment Management Company or any of its affiliates.

(9) "VALUATION DATE" shall mean the last business day of each calendar year and any other day upon which an Evergreen Fund makes a valuation of the Deferred Account.

1.2 PLURALS AND GENDER. Where appearing in this Plan the singular shall include the plural and the masculine shall include the feminine, and vice versa, unless the context clearly indicates a different meaning.

1.3 TRUSTEES AND DIRECTORS. Where appearing in this Plan, "Trustee" shall also refer to "Director" and "Board of Trustees" shall also refer to "Board of Directors."

1.4 HEADINGS. The headings and sub-headings in this Plan are inserted for the convenience of reference only and are to be ignored in any construction of the provisions hereof.

2. . PERIOD DURING WHICH COMPENSATION DEFERRALS ARE PERMITTED

2.1 COMMENCEMENT OF COMPENSATION DEFERRALS. The Trustee may elect, on a form provided by, and submitted to, the Secretary of an Evergreen Fund, to commence Compensation Deferrals under Section 3 hereof for the period beginning on the date such form is submitted to the Secretary of the Evergreen Fund.

2.2 TERMINATION OF DEFERRALS. The Trustee shall not be eligible to make Compensation Deferrals after the earlier of the following dates:

(1) The date on which he ceases to serve as a Trustee of the Evergreen Fund; or

(2) The effective date of the termination of this Plan.

3.       .        COMPENSATION DEFERRALS

3.1      COMPENSATION DEFERRAL ELECTIONS.

(1) Except as provided below, an executed deferral election on the form described in Section 2.1 hereof, must be filed with the Secretary of an Evergreen Fund prior to the first day of the Deferral Year to which it applies. The form shall set forth the amount of such Compensation Deferral (in whole percentage amounts). Such election shall continue in effect for all subsequent Deferral Years unless it is canceled or modified as provided below. Notwithstanding the foregoing, (i) any person who is elected to the Board during a fiscal year of an Evergreen Fund may elect before becoming a Trustee or within 30 days after becoming a Trustee to defer any unpaid portion of the retainer of such fiscal year and the fees for any future meetings during such fiscal year by filing an election form with the Secretary of the Evergreen Fund, and (ii) Trustees may elect to defer any unpaid portion of the retainer for the fiscal year in which Deferred Compensation Plans or agreements are first authorized by the Board and any unpaid fees for any future meetings during such fiscal year by submitting an election form to the Secretary of an Evergreen Fund within 30 days of such authorization.

(2) Compensation Deferrals shall be withheld from each payment of Compensation by an Evergreen Fund to the Trustee based upon the percentage amount elected by the Trustee under Section 3.1 (a) hereof.

(3) The Trustee may cancel or modify the amount of his Compensation Deferrals on a prospective basis by submitting to the Secretary of an Evergreen Fund a revised Compensation Deferral election form. Subject to the provisions of
Section 4.2 hereof, such change will be effective as of the first day of the Deferral Year following the date such revision is submitted to the Secretary of the Evergreen Fund.

3.2      VALUATION OF DEFERRAL ACCOUNT.

(1) An Evergreen Fund shall establish a bookkeeping Deferral Account to which will be credited an amount equal to the Trustee's Compensation Deferrals under this Plan. Compensation Deferrals shall be allocated to the Deferral Account on the day such Compensation Deferrals are withheld from the Trustee's Compensation and shall be deemed invested pursuant to Section 3.3, below, as of the same day. The Deferral Account shall be debited to reflect any distributions from such Account. Such debits shall be allocated to the Deferral Account as of the date such distributions are made.

(2) As of each Valuation Date, income, gain and loss equivalents (determined as if the Deferral Account is invested in the manner set forth under Section 3.3, below) attributable to the period following the next preceding Valuation Date shall be credited to and/or deducted from the Trustee's Deferral Account.

3.3      INVESTMENT OF DEFERRAL ACCOUNT BALANCE.


(1) The Trustee may select from various options made available by the Evergreen Funds the investment media in which all or part of his Deferral Account shall be deemed to be invested.

          (a) The Trustee shall make an investment designation on a form provided by the Secretary of the Evergreen Funds (Attachment A) which shall remain effective until another valid designation has been made by the Trustee as herein provided. The Trustee may amend his investment designation daily by giving instructions to the Secretary of the Evergreen Funds.

          (b) Any changes to the investment media to be made available to the Trustee, and any limitation on the maximum or minimum percentages of the Trustee's Deferral Account that may be invested in any particular medium, shall be communicated from time-to-time to the Trustee by the Secretary of the Evergreen Funds.

(2) Except as provided below, the Trustee's Deferral Account shall be deemed to be invested in accordance with his investment designations, provided such designations conform to the provisions of this Section. If:

          (a) the Trustee does not furnish the Secretary of the Evergreen Funds with complete, written investment instructions, or Funds with

          (b) the written investment instructions from the Trustee are unclear, then the Trustee's election to make Compensation Deferrals hereunder shall be held in abeyance and have no force and effect, and he shall be deemed to have selected the Evergreen Money Market Fund until such time as the Trustee shall provide the Secretary of the Evergreen Funds with complete investment instructions. In the event that any Evergreen Fund under which any portion of the Trustee's Deferral Account is deemed to be invested ceases to exist, such portion of the Deferral Account thereafter shall be held in the successor to such Evergreen Fund, subject to subsequent deemed investment elections.

                  The amount of the earnings credited to a Trustee's Deferral Account shall be determined by using the Evergreen Fund(s) selected by the Trustee to measure the hypothetical performance of the Trustee's Deferral Account. The value of a Deferral Account, as of any date, will be equal to the value such account would have had if the amount credited to it had been invested and reinvested in shares of the Evergreen Fund(s) designated by the Trustee ("Designated Shares"). Trustees may change the designation of the Evergreen Fund(s) in which their compensation deferrals are deemed to be invested daily by giving instructions to the Secretary of the Evergreen Funds. In such a case, the Designated Shares of one Evergreen Fund will be exchanged for Designated Shares of another Evergreen Fund based on the net asset value per share of the respective Evergreen Funds. Each Deferral Account will be credited or changed with book adjustments representing all interest, dividends and other earnings and all gains and losses that would have been realized had the amounts credited to such account actually been invested in the Designated Shares. A participating Evergreen Fund's obligation to make payments with respect to a Deferral Account is and will remain a general obligation of the Evergreen Fund to be made pro rata from the general assets and property of each Evergreen Fund portfolio.

                  The Secretary of the Evergreen Funds shall provide an annual statement to the Trustee showing such information as is appropriate, including the aggregate amount in the Deferral Account, as of a reasonably current date.

4.       .                 DISTRIBUTIONS FROM DEFERRAL ACCOUNT

4.1 IN GENERAL. Distributions from the Trustee's Deferral Account may be paid in a lump sum or in installments as elected by the Trustee commencing on or as soon as practicable after a date specified by the Trustee, which may not be sooner than the earlier of the first business day of January following (a) a date five years following the deferral election, or (b) the year in which the Trustee ceases to be a member of the Board of Trustees of the Evergreen Funds. Notwithstanding the foregoing, in the event of the liquidation, dissolution or winding up of an Evergreen Fund or the distribution of all or substantially all of an Evergreen Fund's assets and property relating to one or more series of its shares to the shareholders of such series (for this purpose a sale, conveyance or transfer of an Evergreen Fund's assets to a trust, partnership, association or corporation in exchange for cash, shares or other securities with the transfer being made subject to, or with the assumption by the transferee of, the liabilities of the Evergreen Fund shall not be deemed a termination of the Evergreen Fund or such a distribution), all unpaid amounts in the Deferral Account as of the effective date thereof shall be paid in a lump sum on such effective date. In addition, upon application by a Trustee and determination by the Chairman of the Board of Trustees of the Evergreen Funds that the Trustee has suffered a severe and unanticipated financial hardship, the Secretary shall distribute to the Trustee, in a single lump sum, an amount equal to the lesser of the amount needed by the Trustee to meet the hardship plus applicable income taxes payable upon such distribution, or the balance of the Trustee's Deferral Account.

4.2 DEATH PRIOR TO COMPLETE DISTRIBUTION OF DEFERRAL ACCOUNT. Upon the death of the Trustee (whether prior to or after the commencement of the distribution of the amounts credited to his Deferral Account), the balance of such Account shall be distributed to his Beneficiary in a lump sum as soon as practicable after the Trustee's death.

4.3 DESIGNATION OF BENEFICIARY. For purposes of Section 4.2 hereof, the Trustee's Beneficiary shall be the person or persons so designated by the Trustee in a written instrument submitted to the Secretary of the Evergreen Funds (Attachment B). In the event the Trustee fails to properly designate a Beneficiary, his Beneficiary shall be the person or persons in the first of the following classes of successive preference Beneficiaries surviving at the death of the Trustee: the Trustee's (1) surviving spouse, or (2) estate.

5.       .        AMENDMENT AND TERMINATION

5.1 The Board of Trustees may at any time in its sole discretion amend or terminate this Plan; provided, however, that no such amendment or termination shall adversely affect the right of Trustees to receive amounts previously credited to their Deferral Accounts.

6.       .        MISCELLANEOUS

6.1      RIGHTS OF CREDITORS.

(1) This Plan is an unfunded and non-qualified deferred compensation arrangement. Neither the Trustee nor other persons shall have any interest in any specific asset or assets of an Evergreen Fund by reason of any Deferral Account hereunder, nor any rights to receive distribution of his Deferral Account except as and to the extent expressly provided hereunder. An Evergreen Fund shall not be required to purchase, hold or dispose of any investments pursuant to this Plan; however, if in order to cover its obligations hereunder the Evergreen Fund elects to purchase any investments the same shall continue for all purposes to be a part of the general assets and property of the Evergreen Fund, subject to the claims of its general creditors and no person other than the Evergreen Fund shall by virtue of the provisions of this Plan have any interest in such assets other than an interest as a general creditor.

(2) The rights of the Trustee and the Beneficiaries to the amounts held in the Deferral Account are unsecured and shall be subject to the creditors of the Evergreen Funds. With respect to the payment of amounts held under the Deferral Account, the Trustee and his Beneficiaries have the status of unsecured creditors of the Evergreen Funds. This Plan is executed on behalf of the Evergreen Fund by an officer of an Evergreen Fund as such and not individually. Any obligation of an Evergreen Fund hereunder shall be an unsecured obligation of the Evergreen Fund and not of any other person.

6.2 AGENTS. The Evergreen Funds may employ agents and provide for such clerical, legal, actuarial, accounting, advisory or other services as they deem necessary to perform their duties under this Plan. The Evergreen Funds shall bear the cost of such services and all other expenses they incur in connection with the administration of this Plan.

6.3 INCAPACITY. If an Evergreen Fund shall receive evidence satisfactory to it that the Trustee or any Beneficiary entitled to receive any benefit under this Plan is, at the time when such benefit becomes payable, a minor, or is physically or mentally incompetent to give a valid release therefor, and that another person or an institution is then maintaining or has custody of the Trustee or Beneficiary and that no guardian, committee or other representative of the estate of the Trustee or Beneficiary shall have been duly appointed, the Evergreen Fund may make payment of such benefit otherwise payable to the Trustee or Beneficiary to such other person or institution, including a custodian under a Uniform Gifts to Minors Act, or corresponding legislation (who shall be a guardian of the minor or a trust company), and the release of such other person or institution shall be a valid and complete discharge for the payment of such benefit.

6.4 NO GUARANTEE OF TRUSTEESHIP. Nothing contained in this Plan shall be construed as a guaranty or right of any Trustee to be continued as a Trustee of one or more of the Evergreen Funds (or of a right of a Trustee to any specific level of Compensation) or as a limitation of the right of any of the Evergreen Funds, by shareholder action or otherwise, to remove any of its trustees.

6.5 COUNSEL. The Evergreen Funds may consult with legal counsel with respect to the meaning or construction of this Plan, their obligations or duties hereunder or with respect to any action or proceeding or any question of law, and they shall be fully protected with respect to any action taken or omitted by them in good faith pursuant to the advice of legal counsel.

6.6 SPENDTHRIFT PROVISION. The Trustees' and Beneficiaries' interests in the Deferral Account shall not be subject to anticipation, alienation, sale, transfer, assignment, pledge, encumbrance, or charges and any attempt so to anticipate, alienate, sell, transfer, assign, pledge, encumber or charge the same shall be void; nor shall any portion of any such right hereunder be in any manner payable to any assignee, receiver or trustee, or be liable for such person's debts, contracts, liabilities, engagements or torts, or be subject to any legal process to levy upon or attach.

6.7 NOTICES. For purposes of this Plan, notices and all other communications provided for in this Plan shall be in writing and shall be deemed to have been duly given when delivered personally or mailed by United States registered or certified mail, return receipt requested, postage prepaid, or by nationally recognized overnight delivery service, addressed to the Trustee at the home address set forth in the Evergreen Funds' records and to an Evergreen Fund at its principal place of business, provided that all notices to an Evergreen Fund shall be directed to the attention of the Secretary of the Evergreen Fund or to such other address as either party may have furnished to the other in writing in accordance herewith, except that notice of charge of address shall be effective only upon receipt.

6.8 INTERPRETATION OF PLAN. Interpretation of, and determinations related to, this Plan made by the Evergreen Funds in good faith, including any determinations of the amounts of the Deferral Account, shall be conclusive; and an Evergreen Fund shall not incur any liability to the Trustee for any such interpretation or determination so made or for any other action taken by it in connection with this Plan in good faith.

6.9 SUCCESSORS AND ASSIGNS. This Plan shall be applicable to, and shall inure to the benefit of, the Evergreen Funds and their successors and assigns and to the Trustees and his heirs, executors, administrators and personal representatives.

                                                                  ATTACHMENT A

                           DEFERRED COMPENSATION PLAN
                             DEFERRAL ELECTION FORM

TO:                    The Secretary of the Evergreen Funds

FROM:

DATE:

               With respect to the Deferred Compensation Plan I hereby make the following elections:

               DEFERRAL OF COMPENSATION

               Starting with Compensation to be paid to me with respect to services provided by me to The Evergreen Funds after the date this election form is provided to The Evergreen Funds, and for all periods thereafter (unless subsequently amended by way of a new election form), I hereby elect that ___ percent (___%) of my Compensation (as defined under the Plan) be deferred and that each Fund establish a bookkeeping account credited with amounts equal to the amount so deferred (the "Deferral Account"). The Deferral Account shall be further credited with income equivalents as provided under the Plan. Each Compensation Deferral (as defined in the Plan) shall be deemed invested as of the end of the calendar quarter during which such Compensation Deferral is withheld from my Compensation.

               I wish the Compensation Deferral to be invested in the Funds and percentages noted in Annex A to this Form.

               I understand that the amounts held in the Deferral Account shall remain the general assets of The Evergreen Funds and that, with respect to the payment of such amounts, I am merely a general creditor of The Evergreen Funds. I may not sell, encumber, pledge, assign or otherwise alienate the amounts held under the Deferral Account.

DISTRIBUTIONS FROM DEFERRAL ACCOUNT

               I hereby elect that distributions from my Deferral Account be paid:

               _____ in a lump sum or

               _____ in quarterly installments for ____ years (specify a number of years not to exceed five);

Commencing on the first business day of January following:

               _____ the year in which I cease to be a member of the
              Board of Trustees of the Funds, or

               _____ (a calendar year but not a year earlier than 2000).


               I hereby agree that the terms of the Plan are incorporated herein and are made a part hereof. Dated as of the day and year first above written.

WITNESS:                                                      TRUSTEE:


------------------------                             -------------------------

                                    RECEIVED:
                                                   THE EVERGREEN FUNDS

                                                   By:_____________________
                                                   Name: __________________
                                                   Title: ___________________
                                                   Date: ___________________

                                                                       ANNEX A

               I desire that my deferred Compensation be invested as follows:




[Names of Available Evergreen Funds,                                  _____%
 as may be updated from time to time]







                                                      ----------------------
                                                            100% of Deferred
                                                         Compensation amount

                                                                ATTACHMENT B


                               THE EVERGREEN FUNDS

                           DEFERRED COMPENSATION PLAN

                           DESIGNATION OF BENEFICIARY



               You may designate one or more beneficiaries to receive any amount remaining in your Deferral Account at your death. If your Designated Beneficiary survives you, but dies before receiving the full amount of the Deferral Account to which he or she is entitled, the remainder will be paid to the Designated Beneficiary's estate, unless you specifically elect otherwise in your Designation of Beneficiary form.

               You may indicate the names not only of one or more primary Designated Beneficiaries but also the names of secondary beneficiaries who would receive amounts in your Deferral Account in the event the primary beneficiary or beneficiaries are not alive at your death. In the case of each Designated Beneficiary, give his or her name, address, relationship to you, and the percentage of your Deferral Account he or she is to receive. You may change your Designated Beneficiaries at any time, without their consent, by filing a new Designation of Beneficiary form with the Secretary of the Funds.


                            * * * * * * * * * * * * *


               As a participant in the Evergreen Funds' Deferred Compensation Plan (the "Plan"), I hereby designate the person or persons listed below to receive any amount remaining in my Deferral Account in the event of my death. This designation of beneficiary shall become effective upon its delivery to the Secretary of the Funds prior to my death, and revokes any designation(s) of beneficiary previously made by me. I reserve the right to revoke this designation of beneficiary at any time without notice to any beneficiary.

               I hereby name the following as primary Designated Beneficiaries under the Plan:


Name                                Relationship     Percentage        Address

---------------------- ----------   ---------%       ---------------------------

Name                                Relationship     Percentage        Address

---------------------- ----------   ---------%       ---------------------------


Name                                Relationship     Percentage        Address

---------------------- ----------   ---------%       ---------------------------


Name                                Relationship     Percentage        Address

---------------------- -----------  ---------%       ---------------------------

               In the event that one or more of my primary Designated Beneficiaries predeceases me, his or her share shall be allocated among the surviving primary Designated Beneficiaries. I name the following as secondary Designated Beneficiaries under the Plan, in the event that no primary Designated Beneficiary survives me:


Name                                Relationship     Percentage        Address

-----------------------             ----------       ---------%        -------


Name                                Relationship     Percentage        Address

-----------------------             ----------       ---------%        -------


Name                                Relationship     Percentage        Address

-----------------------             ----------       ---------%        -------


Name                                Relationship      Percentage        Address

---------------------------         ----------       ---------%        ---------

               In the event that no primary Designated Beneficiary survives me and one or more of the secondary Designated Beneficiaries predeceases me, his or her share shall be allocated among the surviving secondary Designated Beneficiaries.



----------------                                      --------------------------
   (Witness)                                            (Signature of Trustee)

Date:                                                    Date:

                    MASTER ADMINISTRATIVE SERVICES AGREEMENT

         This Administrative Services Agreement is made as of this 2nd day of January, 2002 between the Evergreen Trusts listed on SCHEDULE A, each a Delaware business trust (herein called individually the "Trust" and together the "Trusts"), and Evergreen Investment Services, Inc., a Delaware corporation (herein called "EIS").


                              W I T N E S S E T H:

         WHEREAS, each Trust is a Delaware business trust consisting of one or more series which operates as an open-end management investment company and is so registered under the Investment Company Act of 1940; and

         WHEREAS, each Trust desires to retain EIS as its Administrator to provide it with administrative services and EIS is willing to render such services.

         NOW, THEREFORE, in consideration of the premises and mutual covenants set forth herein, the parties hereto agree as follows:

1. APPOINTMENT OF ADMINISTRATOR. Each Trust hereby appoints EIS as Administrator of the Trust and each of its series listed on SCHEDULE A attached hereto on the terms and conditions set forth in this Agreement; and EIS hereby accepts such appointment and agrees to perform the services and duties set forth in Section 2 of this Agreement in consideration of the compensation provided for in Section 4 hereof.

2. SERVICES AND DUTIES. As Administrator, and subject to the supervision and control of the Trustees of each Trust, EIS will hereafter provide facilities, equipment and personnel to carry out the following administrative services for operation of the business and affairs of each Trust and each of its series:

         (a) Prepare, file and maintain each Trust's governing documents, including the Declaration of Trust (which has previously been prepared and filed), the By laws, minutes of meetings of Trustees and shareholders, and proxy statements for meetings of shareholders;

         (b) Prepare and file with the Securities and Exchange Commission and the appropriate state securities authorities the registration statements for each Trust and each Trust's shares and all amendments thereto, reports to regulatory authorities and shareholders, prospectuses, proxy statements, and such other documents as may be necessary or convenient to enable the Trust to make a continuous offering of its shares;

         (c) Prepare, negotiate and administer contracts on behalf of each Trust with, among others, each Trust's distributor, and custodian and transfer agent;

         (d) Supervise each Trust's fund accounting agent in the maintenance of each Trust's general ledger and in the preparation of each Trust's financial statements, including oversight of expense accruals and payments and the determination of the net asset value of each Trust's assets and of each Trust's shares, and of the declaration and payment of dividends and other distributions to shareholders;

         (e) Calculate performance data of each Trust for dissemination to information services covering the investment company industry;

         (f)  Prepare and file each Trust's tax returns;

         (g) Examine and review the operations of each Trust's custodian and transfer agent:

         (h) Coordinate the layout and printing of publicly disseminated prospectuses and reports;

         (i)  Prepare various shareholder reports;

         (j) Assist with the design, development and operation of new series of each Trust;


         (k)  Coordinate shareholder meetings;

         (l)  Provide general compliance services; and

         (m) Advise each Trust and its Trustees on matters concerning the Trust and its affairs.

         The foregoing, along with any additional services that EIS shall agree in writing to perform for each Trust hereunder, shall hereafter be referred to as "Administrative Services." Administrative Services shall not include any duties, functions, or services to be performed for each Trust by such Trust's investment adviser, distributor, custodian or transfer agent pursuant to their agreements with such Trust.

3. EXPENSES. EIS shall be responsible for expenses incurred in providing office space, equipment and personnel as may be necessary or convenient to provide the Administrative Services to each Trust. Each Trust shall be responsible for all other expenses incurred by EIS on behalf of such Trust, including without limitation postage and courier expenses, printing expenses, registration fees, filing fees, fees of outside counsel and independent auditors, insurance premiums, fees payable to Trustees who are not EIS employees, and trade association dues.

4. COMPENSATION. As compensation for the Administrative Services provided to the Trusts with respect to their series, the Trusts hereby agree to pay and EIS hereby agrees to accept as full compensation for its services rendered hereunder an administrative fee, calculated daily and payable monthly, at an annual rate determined in accordance with SCHEDULE B attached hereto.

5. RESPONSIBILITY OF ADMINISTRATOR. EIS shall not be liable for any error of judgment or mistake of law or for any loss suffered by any Trust in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. EIS shall be entitled to rely on and may act upon advice of counsel (who may be counsel for the Trusts) on all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice. Any person, even though also an officer, director, partner, employee or agent of EIS, who may be or become an officer, trustee, employee or agent of the Trusts, shall be deemed, when rendering services to the Trusts or acting on any business of the Trusts (other than services or business in connection with the duties of EIS hereunder) to be rendering such services to or acting solely for the Trusts and not as an officer, director, partner, employee or agent or one under the control or direction of EIS even though paid by EIS.

6.       DURATION AND TERMINATION.

         (a) This Agreement shall be in effect until December 31, 2002, and shall continue in effect from year to year thereafter, provided it is approved, at least annually, by a vote of a majority of Trustees of the Trusts including a majority of the disinterested Trustees.

         (b) This Agreement may be terminated at any time, without payment of any penalty, on sixty (60) day's prior written notice by a vote of a majority of any Trust's Trustees or by EIS.


7. AMENDMENT. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which an enforcement of the change, waiver, discharge or termination is sought.


8. NOTICES. Notices of any kind to be given to any Trust hereunder by EIS shall be in writing and shall be duly given if delivered to such Trust at: 200 Berkeley Street, Boston, MA 02116, Attention: Secretary. Notices of any kind to be given to EIS hereunder by any Trust shall be in writing and shall be duly given if delivered to EIS at 200 Berkeley Street, Boston, Massachusetts 02116.
Attention: Chief Administrative Officer.

9. LIMITATION OF LIABILITY. EIS is hereby expressly put on notice of the limitation of liability as set forth in each Trust's Declaration of Trust and agrees that the obligations pursuant to this Agreement of a particular series and of each Trust with respect to that particular series be limited solely to the assets of that particular series, and EIS shall not seek satisfaction of any such obligation from the assets of any other series, the shareholders of any series, the Trustees, officers, employees or agents of the Trust, or any of them.

10. MISCELLANEOUS. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court or regulatory agency decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. Subject to the provisions of Section 5 hereof, this Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by Delaware law; provided, however, that nothing herein shall be construed in a manner inconsistent with the Investment Company Act of 1940 or any rule or regulation promulgated by the Securities and Exchange Commission thereunder.

         IN WITNESS WHEREOF, the parties hereto have caused this Master Administrative Services Agreement to be executed by their officers designated below as of the day and year first above written.


EVERGREEN  EQUITY TRUST
EVERGREEN  FIXED INCOME TRUST
EVERGREEN  MUNICIPAL TRUST
EVERGREEN  INTERNATIONAL  TRUST
EVERGREEN  MONEY MARKET TRUST
EVERGREEN  SELECT EQUITY TRUST
EVERGREEN  SELECT FIXED INCOME TRUST
EVERGREEN  SELECT MONEY MARKET TRUST
EVERGREEN VARIABLE ANNUITY TRUST



By:  /s/ Michael H. Koonce
    __________________________
Name:  Michael H. Koonce
Title:  Secretary



EVERGREEN INVESTMENT SERVICES, INC.



By:  /s/ Carol A. Kosel
    __________________________
Name:  Carol A. Kosel
Title:  Senior Vice President

                                   SCHEDULE A
                             (As of January 2, 2002)


                       EVERGREEN SELECT FIXED INCOME TRUST

                         Evergreen Adjustable Rate Fund
                            Evergreen Core Bond Fund
                           Evergreen Fixed Income Fund
                         Evergreen Fixed Income Fund II
                      Evergreen Select High Yield Bond Fund
                           Evergreen Income Plus Fund
                 Evergreen Intermediate Term Municipal Bond Fund
                        Evergreen International Bond Fund
                         Evergreen Limited Duration Fund

                          EVERGREEN SELECT EQUITY TRUST

                         Evergreen Select Balanced Fund
                           Evergreen Core Equity Fund
                           Evergreen Equity Index Fund
                          Evergreen Secular Growth Fund
                     Evergreen Select Small Cap Growth Fund
                          Evergreen Special Equity Fund
                         Evergreen Strategic Value Fund

                       EVERGREEN SELECT MONEY MARKET TRUST

                    Evergreen Institutional Money Market Fund
               Evergreen Institutional Municipal Money Market Fund
               Evergreen Institutional Treasury Money Market Fund
             Evergreen Institutional 100% Treasury Money Market Fund
            Evergreen Institutional U.S. Government Money Market Fund
                   Evergreen Cash Management Money Market Fund
              Evergreen Cash Management Municipal Money Market Fund
              Evergreen Cash Management Treasury Money Market Fund
                                    SNAP Fund

                            EVERGREEN MUNICIPAL TRUST

                           State Municipal Bond Funds
                    Evergreen Connecticut Municipal Bond Fund
                    Evergreen New Jersey Municipal Bond Fund
                   Evergreen Pennsylvania Municipal Bond Fund

                       Southern State Municipal Bond Funds
                Evergreen Florida High Income Municipal Bond Fund
                      Evergreen Florida Municipal Bond Fund
                      Evergreen Georgia Municipal Bond Fund
                     Evergreen Maryland Municipal Bond Fund
                  Evergreen North Carolina Municipal Bond Fund
                  Evergreen South Carolina Municipal Bond Fund
                     Evergreen Virginia Municipal Bond Fund

                          National Municipal Bond Funds
                    Evergreen High Grade Municipal Bond Fund
                          Evergreen Municipal Bond Fund
                Evergreen Short-Intermediate Municipal Bond Fund
                    Evergreen High Income Municipal Bond Fund

                             EVERGREEN EQUITY TRUST
                                       >
                                 Balanced Funds
                             Evergreen Balanced Fund
                            Evergreen Foundation Fund
                     Evergreen Tax Strategic Foundation Fund
                             Growth and Income Funds
                            Evergreen Blue Chip Fund
                        Evergreen Growth and Income Fund
                          Evergreen Equity Income Fund
                         Evergreen Small Cap Value Fund
                              Evergreen Value Fund
                              Domestic Growth Funds
                        Evergreen Aggressive Growth Fund
                          Evergreen Capital Growth Fund
                                 Evergreen Fund
                              Evergreen Growth Fund
                             Evergreen Masters Fund
                              Evergreen Omega Fund
                       Evergreen Small Company Growth Fund
                          Evergreen Stock Selector Fund
                       Evergreen Large Company Growth Fund
                            Evergreen Premier 20 Fund
                       Evergreen Tax Strategic Equity Fund
                                  Sector Funds
                           Evergreen Health Care Fund
                            Evergreen Technology Fund
                  Evergreen Utility and Telecommunications Fund

                          EVERGREEN FIXED INCOME TRUST

                      Intermediate and Long Term Bond Funds
                         Evergreen Diversified Bond Fund
                         Evergreen High Yield Bond Fund
                          Evergreen Quality Income Fund
                         Evergreen Strategic Income Fund
                         Evergreen U.S. Government Fund

                     Short and Intermediate Term Bond Funds
                      Evergreen Intermediate Term Bond Fund
                      Evergreen Short-Duration Income Fund

                          EVERGREEN INTERNATIONAL TRUST

                     Evergreen Emerging Markets Growth Fund
                          Evergreen Global Leaders Fund
                       Evergreen Global Opportunities Fund
                       Evergreen International Growth Fund
                          Evergreen Latin America Fund
                         Evergreen Precious Metals Fund

                          EVERGREEN MONEY MARKET TRUST

                Evergreen California Municipal Money Market Fund
                  Evergreen Florida Municipal Money Market Fund
                           Evergreen Money Market Fund
                      Evergreen Municipal Money Market Fund
                Evergreen New Jersey Municipal Money Market Fund
                 Evergreen New York Municipal Money Market Fund
               Evergreen Pennsylvania Municipal Money Market Fund
                      Evergreen Treasury Money Market Fund
                   Evergreen U.S. Government Money Market Fund

                        EVERGREEN VARIABLE ANNUITY TRUST

                           Evergreen VA Blue Chip Fund
                           Evergreen VA Capital Growth
                         Evergreen VA Equity Index Fund
                          Evergreen VA Foundation Fund
                                Evergreen VA Fund
                        Evergreen VA Global Leaders Fund
                       Evergreen VA Growth and Income Fund
                            Evergreen VA Growth Fund
                          Evergreen VA High Income Fund
                     Evergreen VA International Growth Fund
                            Evergreen VA Masters Fund
                             Evergreen VA Omega Fund
                        Evergreen VA Small Cap Value Fund
                        Evergreen VA Special Equity Fund
                       Evergreen VA Strategic Income Fund

                                   SCHEDULE B
                             (As of January 2, 2002)

FEE SCHEDULE FOR THE FOLLOWING FLUCTUATING FUNDS (the " Fluctuating Funds")*:


EVERGREEN SELECT FIXED INCOME TRUST

Evergreen Adjustable Rate Fund
Evergreen Core Bond Fund
Evergreen Fixed Income Fund
Evergreen Fixed Income Fund II
Evergreen Select High Yield Bond Fund
Evergreen Income Plus Fund
Evergreen Intermediate Term Municipal Bond Fund
Evergreen International Bond Fund
Evergreen Limited Duration Fund

EVERGREEN SELECT EQUITY TRUST

Evergreen Select Balanced Fund
Evergreen Core Equity Fund
Evergreen Equity Index Fund
Evergreen Secular Growth Fund
Evergreen Select Small Cap Growth Fund
Evergreen Special Equity Fund
Evergreen Strategic Value Fund

EVERGREEN MUNICIPAL TRUST

State Municipal Bond Funds
Evergreen Connecticut Municipal Bond Fund
Evergreen New Jersey Municipal Bond Fund
Evergreen Pennsylvania Municipal Bond Fund

Southern State Municipal Bond Funds
Evergreen Florida High Income Municipal Bond Fund
Evergreen Florida Municipal Bond Fund
Evergreen Georgia Municipal Bond Fund
Evergreen Maryland Municipal Bond Fund
Evergreen North Carolina Municipal Bond Fund
Evergreen South Carolina Municipal Bond Fund
Evergreen Virginia Municipal Bond Fund

National Municipal Bond Funds
Evergreen High Grade Municipal Bond Fund
Evergreen Municipal Bond Fund
Evergreen Short-Intermediate Municipal Bond Fund
Evergreen High Income Municipal Bond Fund

EVERGREEN EQUITY TRUST

Balanced Funds
Evergreen Balanced Fund
Evergreen Foundation Fund
Evergreen Tax Strategic Foundation Fund

Growth and Income Funds
Evergreen Blue Chip Fund
Evergreen Growth and Income Fund
Evergreen Equity Income Fund
Evergreen Small Cap Value Fund
Evergreen Value Fund

Domestic Growth Funds
Evergreen  Aggressive Growth Fund
Evergreen Capital Growth Fund
Evergreen Fund
Evergreen Growth Fund
Evergreen Masters Fund
Evergreen Omega Fund
Evergreen Small Company Growth Fund
Evergreen Stock Selector Fund
Evergreen Large Company Growth Fund
Evergreen  Premier 20 Fund
Evergreen Tax Strategic Equity Fund

Sector Funds
Evergreen Health Care Fund
Evergreen Technology Fund
Evergreen Utility and Telecommunications Fund

EVERGREEN FIXED INCOME TRUST

Intermediate and Long Term Bond Funds
Evergreen Diversified Bond Fund
Evergreen High Yield Bond Fund
Evergreen Quality Income Fund
Evergreen Strategic Income Fund
Evergreen U.S. Government Fund

Short and Intermediate Term Bond Funds
Evergreen Intermediate Term Bond Fund
Evergreen Short-Duration Income Fund


EVERGREEN INTERNATIONAL TRUST

Evergreen Emerging Markets Growth Fund
Evergreen Global Leaders Fund
Evergreen Global Opportunities Fund
Evergreen International Growth Fund
Evergreen Latin America Fund
Evergreen Precious Metals Fund


EVERGREEN VARIABLE ANNUITY TRUST

Evergreen  VA Blue Chip Fund
Evergreen  VA Capital  Growth  Fund
Evergreen VA Equity Index Fund
Evergreen VA Foundation  Fund
Evergreen VA Fund
Evergreen VA Global Leaders  Fund
Evergreen  VA Growth and Income  Fund
Evergreen  VA Growth  Fund
Evergreen VA High Income Fund
Evergreen VA  International  Growth Fund
Evergreen VA Masters Fund
Evergreen VA Omega Fund
Evergreen VA Small Cap Value Fund
Evergreen VA Special  Equity Fund
Evergreen VA Strategic Income Fund

- 0.100% on first $50  billion  in  Fluctuating  Fund assets;
- 0.090%  on next $25  billion;
- 0.080% on  next $25  billion;
- 0.075% on next $25  billion;
- 0.050% on assets over $125 billion;

   * Minimum fee of $50,000 which will be waived to the extent that it causes any Fund to exceed a contractual expense cap.

                                   SCHEDULE B
                             (as of January 2, 2002)

 FEE SCHEDULE FOR THE FOLLOWING MONEY MARKET FUNDS (the "Money Market Funds")*:

EVERGREEN SELECT MONEY MARKET TRUST

Evergreen  Institutional  Money Market Fund
Evergreen  Institutional  Municipal Money Market Fund
Evergreen  Institutional  Treasury Money Market Fund
Evergreen  Institutional  100%  Treasury  Money Market Fund
Evergreen  Institutional  U.S. Government  Money  Market  Fund
Evergreen  Cash  Management  Money  Market Fund
Evergreen Cash Management  Municipal Money Market Fund
SNAP Fund**


EVERGREEN MONEY MARKET TRUST

Evergreen California Municipal Money Market Fund
Evergreen Florida Municipal Money Market Fund
Evergreen Money Market Fund
Evergreen Municipal Money Market Fund
Evergreen New Jersey Municipal Money Market Fund
Evergreen New York Municipal Money Market Fund
Evergreen Pennsylvania Municipal Money Market Fund
Evergreen Treasury Money Market Fund
Evergreen U.S. Government Money Market Fund

- 0.060% on first $60 billion in Money Market assets;
- 0.055%  on next $40  billion;
- 0.050% on next $25 billion;
- 0.040% on assets over $125 billion;

  * Minimum fee of $50,000 which will be waived to the extent that it causes any Fund to exceed a contractual expense cap.

  ** SNAP Fund does not pay an administrative services  fee.

                   MASTER TRANSFER AND RECORDKEEPING AGREEMENT

         AGREEMENT made as of the 18th day of September, 1997 by and between each of the parties listed on Exhibit A which is attached hereto and made a part hereof (each a "Fund" or "Funds"), each for itself and not jointly, each having its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116, and Evergreen Service Company ("ESC"), having its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116.

                           W I T N E S S E T H T H A T

         WHEREAS, each Fund desires ESC to perform certain services for the Fund, and ESC is willing to perform such services.

         NOW, THEREFORE, in consideration of the mutual covenants herein set forth, each party, for itself and not jointly, agrees as follows:

         1. ADDITIONAL PARTIES - Any other registered investment company for which Keystone Investment Management Company (KIMCO), Evergreen Asset Management Corp. ("Evergreen Asset"), First Union National Bank or one of its affiliates serves as investment adviser, trustee or manager may become a Fund party to this Agreement, for itself and not jointly, by giving written notice to ESC that it has elected to become a Fund party hereto, to which election ESC has given its written consent.

         2. SERVICES - ESC shall perform for each Fund the services set forth on Exhibit B which is attached hereto and made a part hereof. ESC shall also perform for each Fund, without additional charge, any services which it customarily performs in the ordinary course of business without additional charge for the investment companies for which ESC acts as transfer agent, dividend disbursing agent, or shareholder servicing and recordkeeping agent.

         ESC shall perform such other services in addition to those set forth on Exhibit B hereto as a Fund shall request in writing. Any of the services to be performed hereunder, and the manner in which such services are to be performed, shall be changed only pursuant to a written agreement signed by the parties hereto.

         ESC will undertake no activity which, in its judgment, will adversely effect the performance of its obligations to a Fund under this Agreement.

         3. FEES - Each Fund shall pay ESC for the services to be performed pursuant to this Agreement in accordance with and in the manner set forth with respect to such Fund on Exhibit C attached hereto and made a part hereof.

         4. EFFECTIVE DATE - This Agreement shall become effective as of the date set forth above and shall become effective as to each Fund which gives written notice to ESC pursuant to Paragraph 1 hereof that it elects to become a party hereto as of the date of such notice.

         5. TERM - This Agreement shall be in effect until terminated in accordance with Section 17 hereof.

         6. USE OF ESC'S NAME - The Funds will not use ESC's name in any sales literature or other material in a manner not approved by ESC in writing before such use, unless a similar use was previously approved. Notwithstanding the foregoing, ESC hereby consents to all uses of ESC's name which merely refer in accurate terms to ESC's appointments hereunder or which are required by the Securities and Exchange Commission or a state securities commission, and provided, further, that in no case will such approval be unreasonably withheld or delayed.

         7. STANDARD OF CARE - ESC shall at all times use its best efforts and act in good faith and in a non-negligent manner in performing all services pursuant to this Agreement.

         8. UNCONTROLLABLE EVENTS - ESC shall not be liable for damage, loss of data, delays or errors occurring by reason of circumstances beyond its control, including, but not limited to, acts of civil or military authority, national emergencies, fire, flood or catastrophe, acts of God, insurrection, war, riots, or failure of transportation, communication or power supply. However, ESC shall keep in a separate and safe place additional copies of all records required to be maintained pursuant to this Agreement or additional tapes or discs necessary to reproduce all such records. Furthermore, at all times during this Agreement, ESC shall maintain an arrangement whereby ESC will have a backup computer facility available for its use in providing the services required hereunder in the event circumstances beyond ESC's control result in ESC not being able to process the necessary work at its principal computer facility. ESC shall, from time to time, upon request from any Fund provide written evidence and details of its arrangement for obtaining the use of such a backup computer facility. ESC shall use reasonable care to minimize the likelihood of all damage, loss of data, delays and errors resulting from an uncontrollable event. Should such damage, loss of data, delays or errors occur, ESC shall use its best efforts to mitigate the effects of such occurrence. Representatives of each Fund shall be entitled to inspect the ESC premises and operating capabilities within reasonable business hours and upon reasonable notice to ESC.

         9. INDEMNIFICATION - Each Fund shall indemnify and hold ESC, its employees and agents harmless against any losses, claims, damages, judgments, liabilities or expenses (including reasonable counsel fees and expenses) resulting from (1) transactions which occurred prior to the date ESC began serving as Transfer Agent to the Fund; (2) action taken or permitted by ESC in good faith with due care and without negligence in reliance upon instructions received from such Fund in accordance with Section 10 hereof or with respect to a Fund upon the opinion of counsel for the Fund, as to anything arising in connection with its performance under this Agreement; or (3) any act done or suffered by ESC with respect to a Fund in good faith with due care and without negligence in connection with its performance under this Agreement in reliance upon any instruction, order, stock certificate or other instrument reasonably believed by it to be genuine and to bear the genuine signature of any person or persons authorized to sign, countersign, or execute same, and which complies with all applicable requirements of the Fund's current prospectus(es) and statement of additional information, this Agreement and instructions and other governing documents provided to ESC by the Fund. For purposes of this indemnification, it is specifically agreed that if any instruction received by ESC in accordance with Section 10 hereof differs from the requirements set forth in the Fund's current prospectus(es) or statement of additional information then, with regard to that difference, the instruction, order, stock certificate or other instrument relied upon by ESC, ESC need only comply with such instruction (and not the current prospectus(es) or statement of additional information).

          In the event that ESC requests any Fund to indemnify or hold it harmless hereunder, ESC shall use its best efforts to inform the Fund of the relevant facts concerning the matter in question. ESC shall use reasonable care to identify and promptly notify a Fund concerning any matter which ESC believes may result in a claim for indemnification against such Fund, and shall notify the Fund within seven days of notice to ESC of the filing of any suit or other legal action or the institution by a government agency of any administrative action or investigation against ESC which involves its duties under this Agreement. Each Fund shall have the election of defending ESC against any claim with respect to such Fund which may be the subject of indemnification or holding it harmless hereunder. In the event a Fund so elects, it will so notify ESC. Thereupon the Fund shall take over defense of the claim, and, if so requested by a Fund, ESC shall incur no further legal or other expenses related thereto for which it shall be entitled to indemnity or holding harmless hereunder; provided, however, that nothing herein shall prevent ESC from retaining counsel to defend any claim at ESC's own expense.

         Except with the prior written consent of a Fund, ESC shall in no event confess any claim or make any compromise in any matter in which such Fund will be asked to indemnify or hold ESC harmless hereunder. ESC shall be without liability to a Fund with respect to anything done or omitted to be done in accordance with the terms of this Agreement or instructions properly received pursuant hereto if done in good faith and without negligence or willful or wanton misconduct. In no event shall ESC be liable for consequential damages, lost profits, or other special damages, even if ESC has been informed of the possibility of such damage or loss by the Fund or by third parties.

          Notwithstanding the foregoing, ESC shall be liable to each Fund for any damage or losses suffered by such Fund as a result of a delay or negligence on the part of ESC in processing a purchase or liquidation transaction or in making payment to a shareholder of such Fund; it being agreed that, without in any way limiting ESC's liability for other transactions hereunder, that such damages shall not be deemed to be consequential or special.

10. INSTRUCTIONS - ESC shall comply with all instructions issued by a Fund in the form prescribed below which are permitted or required under Exhibit B attached hereto. Whenever ESC takes action hereunder pursuant to instructions from a Fund, ESC shall be entitled to rely upon such instructions only when such instructions are signed by the President or Treasurer of the Fund or by an individual designated in writing by the President or Treasurer as a person authorized to give instructions hereunder. A Fund may waive the requirement that all instructions be in writing, if such waiver defines the occurrences not requiring written instruction, indicates the persons authorized to give such non-written instructions, and is signed by one of the persons pursuant to the immediately preceding sentence of this Section 10. In the event ESC obtains a Fund's written waiver, it may rely on non-written instructions received pursuant thereto.

11. CONFIDENTIALITY - ESC agrees to treat as confidential all records and other information relative to a Fund and the Fund's shareholders. ESC, on behalf of itself and its employees, agrees to keep confidential all such information, except, after prior notification to and approval by a Fund (which approval shall not be unreasonably withheld and may not be withheld where ESC may be exposed to civil or criminal contempt proceedings) when requested to divulge such information by duly constituted authorities or when requested by a shareholder of a Fund seeking information about his own or an appropriately related account.

12. REPORTS - ESC will furnish to each Fund and to properly authorized auditors, examiners, investment companies, dealers, salesmen, insurance companies, transfer agents, registrars, investors, and others designated by each Fund in writing, such reports at such times as are prescribed for each service in Exhibit B.

13. RIGHT OF OWNERSHIP - ESC agrees that all records and other data received, computed, developed, used and/or stored pursuant to this Agreement are the exclusive property of each respective Fund and that all such records and other data will be furnished without additional charge to a Fund in available machine readable data form immediately upon termination of this Agreement with respect to such Fund for any reason whatsoever. Furthermore, upon a Fund's request at any time or times while this Agreement is in effect, ESC shall deliver to such Fund, at the Fund's expense, any or all of the data and records held by ESC pursuant to this Agreement, in the form as requested by the Fund. On the effective date of termination of this Agreement with respect to a Fund or, if later, on the date a Fund ceases to use ESC's services, ESC will promptly return to the Fund any and all records and other data belonging to the Fund free of any claim or retention of rights by ESC.

14. REDEMPTION OF SHARES - The parties hereto agree that ESC shall process liquidations, redemptions or repurchases of shares of each Fund, as the agent for such Fund, in the manner described in the then current prospectus(es) and statement of additional information for the Fund. Notwithstanding the foregoing, ESC shall be liable for any losses, damages, claims or expenses resulting from ESC's failure to obtain the appropriate signature guarantee with regard to any redemption or transfer processed by ESC even if the current prospectus(es) or statement of additional information authorizes ESC to waive the requirement of a signature guarantee unless ESC is authorized in writing by an appropriate party to waive such a requirement.

15. SUBCONTRACTING - Each Fund may require that ESC, or ESC may, with the prior written consent of such Fund, subcontract with one or more of its affiliated or other persons to perform all or part of its obligations hereunder, provided, however, that, notwithstanding any such subcontract, ESC shall be fully responsible to each Fund hereunder.

16. ASSIGNMENT - This Agreement and the rights and duties hereunder shall not be assignable by ESC or any of the Fund parties hereto except by the specific written consent of the other party.

17. TERMINATION - This Agreement may be terminated with respect to a Fund on such date on which ESC has given such Fund not less than 180 days prior written notice or on which such Fund has given ESC not less than 90 days prior written notice. Upon such termination, ESC will use its best efforts to cooperate and assist in accomplishing a timely, efficient and accurate conversion to the person or firm which will provide the services described hereunder. This Agreement may be terminated by any Fund without the payment of any penalty, forfeiture, compulsory buyout amount or performance of any other obligation which could deter termination; provided, however, that for the purpose of this
Section 17 any amount due under Section 3 of this Agreement which is undisputed is not considered a penalty, forfeiture, compulsory buyout amount or performance of any other obligation which could deter termination.

         This Agreement may be terminated with respect to a Fund after written notice to ESC by the Fund if there is a material breach or violation of this Agreement or if ESC fails to perform any of its obligations under this Agreement and the failure continues for more than 30 days after the Fund gives notice of the failure to ESC or bankruptcy or insolvency proceedings of any nature are instituted by or against ESC.

18. INSURANCE - ESC shall maintain throughout the term of this Agreement a fidelity bond(s) in an amount in excess of the minimum amount required to be obtained by the Funds which are parties hereto pursuant to Rule 17g-1 under the Investment Company Act of 1940 (the "1940 Act") covering the acts of its officers, employees or agents in performing any and all of the services required to be performed hereunder. ESC agrees to promptly notify each Fund in writing of any material amendment or cancellation of such bond(s). ESC shall at such times as the Fund may request, but at least once each year, notify each Fund of any claims made pursuant to such bond(s).

19. AMENDMENT - This Agreement may be amended at any time by an instrument in writing executed by both ESC and any Fund which is a party hereto, or each of their respective successors, provided that any such amendment will conform to the requirements set forth in the 1940 Act and the rules and regulations thereunder.

20. NOTICE - Any notice shall be sufficiently given when sent by registered or certified mail to any party at the address of such party set forth above or at such other address as such party may from time to time specify in writing to the other party.

21. SECTION HEADINGS - Section headings are included for convenience only and are not to be used to construe or interpret this Agreement.

22. INTERPRETIVE PROVISIONS - In connection with the operation of this Agreement, ESC and one or more of the Funds may agree with respect to such Funds and ESC from time to time on such provisions interpretive of or in addition to the provisions of this Agreement as may in their combined opinion be consistent with the general tenor of this Agreement. Furthermore, ESC and such Fund(s) may agree to add to, delete from or change the services set forth with respect to such Fund(s) in Exhibit B of the Agreement. Each such interpretive or additional provision, and each addition, deletion or change is to be signed by all parties affected and annexed hereto, and no such provision, addition, deletion or change shall contravene any applicable federal or state law or regulation and no such provision, addition, deletion or change shall be deemed to be an amendment of any provision of this Agreement with the exception of Exhibit B hereto.

23. GOVERNING LAW - This Agreement shall be governed by and its provisions shall be construed in accordance with the laws of The Commonwealth of Massachusetts.

24. DELAWARE BUSINESS TRUST - Each of the Funds listed on Exhibit A attached hereto is a Delaware business trust established under a Declaration of Trust. The obligations of such Funds are not personally binding upon, nor shall recourse be had against the private property of, any of the Trustees, shareholders, officers, employees or agents of the Funds, but only the property of such Funds shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed all as of the day and year first above written.

EVERGREEN SERVICE COMPANY


By:  /s/ Edward J. Falvey
   ___________________________________
       Edward J. Falvey
       President


EvergreenSelect Fixed Income Trust, a Delaware  Business Trust consisting of the following  series:
                Evergreen  Select  Limited  Duration Fund
                Evergreen  Select Fixed Income Fund
                Evergreen  Select Income Plus Fund
                Evergreen  Select  Intermediate  Tax Exempt Bond Fund
                Evergreen  Select Core Bond  Fund
                Evergreen   Select   Intermediate   Bond  Fund
                Evergreen  Select Adjustable Rate Fund

Evergreen Select  Equity  Trust, a Delaware  Business  Trust  consisting  of the following  series:
                Evergreen  Select  Strategic  Value Fund
                Evergreen Select  Large Cap Blend Fund
                Evergreen  Select  Strategic  Growth Fund
                Evergreen Select Social  Principles Fund
                Evergreen Select Equity Income Fund
                Evergreen  Select Small Company Value Fund
                Evergreen Select Common Stock Fund
                Evergreen  Select  Small Cap Growth Fund
                Evergreen  Select Balanced Fund
                Evergreen Select Diversified Value Fund

Evergreen Select Money Market Trust, a Delaware Business Trust consisting of the following series:
                Evergreen Select 100% Treasury Money Market Fund
                Evergreen Institutional Money Market Fund
                Evergreen Institutional Tax Exempt Money Market Fund
                Evergreen Institutional Treasury Money Market Fund

Evergreen Municipal Trust, a Delaware Business Trust consisting of the following series:
                Evergreen  California  Tax  Free  Fund
                Evergreen  Connecticut Municipal Bond Fund
                Evergreen  Florida High Income  Municipal Bond Fund
                Evergreen  Florida Municipal Bond Fund
                Evergreen Georgia Municipal Bond Fund
                Evergreen Maryland Municipal Bond Fund
                Evergreen Massachusetts Tax Free Fund
                Evergreen  Missouri Tax Free Fund
                Evergreen  New Jersey Tax Free  Income  Fund
                Evergreen  New York Tax Free Fund
                Evergreen  North Carolina  Municipal  Bond  Fund
                Evergreen  Pennsylvania  Tax Free Fund
                Evergreen  South  Carolina   Municipal  Bond  Fund
                Evergreen  Virginia Municipal  Bond Fund
                Evergreen  High  Grade  Tax Free  Fund
                Evergreen Short-Intermediate Municipal Fund
                Evergreen Tax Free Fund

Evergreen Equity Trust, a Delaware  Business  Trust  consisting of the following series:
                Evergreen Aggressive Growth Fund
                Evergreen Fund Evergreen Micro Cap Fund
                Evergreen  Omega Fund
                Evergreen  Small  Company  Growth Fund
                Keystone Strategic Growth Fund (K-2)
                Evergreen American Retirement Fund
                Evergreen  Foundation  Fund
                Evergreen  Tax Strategic  Foundation  Fund
                Evergreen  Balanced  Fund
                Evergreen  Fund for Total  Return
                Evergreen Growth & Income Fund
                Evergreen Income & Growth Fund
                Evergreen Small Cap Equity Income Fund
                Evergreen Value Fund
                Evergreen Utility Fund
                Keystone  Growth and Income Fund (S-1)

Evergreen Fixed Income Trust, a Delaware Business Trust consisting of the following series:
                Evergreen U.S. Government Fund
                Evergreen Strategic Income Fund
                Evergreen Diversified Bond Fund
                Keystone High Income Bond Fund (B-4)
                Evergreen Capital Preservation and Income Fund
                Evergreen Intermediate Term Bond Fund
                Evergreen Intermediate-Term Government Securities Fund
                Evergreen Short-Intermediate Bond Fund

Evergreen International  Trust, a  Delaware  Business  Trust  consisting  of the following  series:
                Evergreen  Emerging  Markets  Growth Fund
                Evergreen Global  Leaders Fund
                Evergreen Global  Opportunities  Fund
                Evergreen International  Equity  Fund
                Evergreen Latin  America  Fund
                Evergreen  Natural  Resources  Fund
                Keystone  Precious  Metals  Holdings
                Keystone International Fund

Evergreen Money Market Trust, a Delaware Business Trust consisting of the following series:
                Evergreen Money Market Fund
                Evergreen Pennsylvania Tax Free Money Market Fund
                Evergreen Tax Exempt Money Market Fund
                Evergreen Treasury Money Market Fund



By: /s/ John Pileggi
    _____________________________
       John Pileggi
       President and Treasurer of each
       Delaware Business Trust listed above

                                                 Updated as of Janaury 2,2002


                                    EXHIBIT A

Evergreen Select Fixed Income Trust, a Delaware  Business Trust consisting of the following  series:
               Evergreen  Adjustable Rate Fund
               Evergreen  Core Bond  Fund
               Evergreen  Fixed Income Fund
               Evergreen  Fixed Income Fund II
               Evergreen  Select High Yield Bond Fund
               Evergreen  Income Plus Fund
               Evergreen  Intermediate Term Municipal Bond Fund
               Evergreen  International Bond Fund
               Evergreen  Limited  Duration Fund


Evergreen Select  Equity  Trust, a Delaware  Business  Trust  consisting  of the following  series:
               Evergreen Select Balanced Fund
               Evergreen Core Equity Fund
               Evergreen Equity Index Fund
               Evergreen Secular Growth Fund
               Evergreen Select  Small Cap Growth Fund
               Evergreen Select  Strategic Growth Fund
               Evergreen Special Equity  Fund
               Evergreen Strategic Value Fund

Evergreen Select Money Market Trust, a Delaware Business Trust consisting of the following series:
                Evergreen Institutional Money Market Fund
                Evergreen Institutional Municipal Money Market Fund
                Evergreen Institutional Treasury Money Market Fund
                Evergreen Institutional U.S. Government Money Market Fund Evergreen Institutional 100% Treasury Money Market Fund Evergreen Cash Management Money Market Fund
                Evergreen Prime Cash Management Money Market Fund


Evergreen Municipal Trust, a Delaware Business Trust consisting of the following series:
                Evergreen Connecticut Municipal Bond Fund
                Evergreen Florida High Income Municipal Bond Fund
                Evergreen Florida Municipal Bond Fund
                Evergreen Georgia Municipal Bond Fund
                Evergreen Maryland Municipal Bond Fund
                Evergreen New Jersey Municipal Bond Fund
                Evergreen North Carolina Municipal Bond Fund
                Evergreen Pennsylvania Municipal Bond Fund
                Evergreen South Carolina Municipal Bond Fund
                Evergreen Virginia Municipal Bond Fund
                Evergreen High Grade Municipal Bond Fund
                Evergreen High Income Municipal Bond Fund
                Evergreen Intermediate Term Municipal Bond Fund
                Evergreen Municipal Bond Fund
                Evergreen Short-Intermediate Municipal Bond Fund



Evergreen Equity Trust, a Delaware  Business  Trust  consisting of the following series:
                Evergreen Balanced Fund
                Evergreen Foundation Fund
                Evergreen Select Balanced Fund
                Evergreen Tax Strategic Foundation Fund
                Evergreen Blue Chip Fund
                Evergreen Equity Income Fund
                Evergreen Growth and Income Fund
                Evergreen Small Cap Value Fund
                Evergreen Value Fund
                Evergreen Aggressive Growth Fund
                Evergreen Capital Growth Fund
                Evergreen Fund
                Evergreen Growth Fund
                Evergreen Large Company Growth Fund
                Evergreen Masters Fund
                Evergreen Omega Fund
                Evergreen Premier 20 Fund
                Evergreen Small Company Growth Fund
                Evergreen Stock Selector Fund
                Evergreen Tax Strategic Equity Fund
                Evergreen Health Care Fund
                Evergreen Technology Fund
                Evergreen Utility and Telecommunications Fund
                Evergreen Special Values Fund


Evergreen Fixed Income Trust, a Delaware Business Trust consisting of the following series:
                Evergreen Diversified Bond Fund
                Evergreen Short-Duration Income Fund
                Evergreen Intermediate Term Bond Fund
                Evergreen High Yield Bond Fund
                Evergreen Quality Income Fund
                Evergreen Strategic Income Fund
                Evergreen U.S. Government Fund


Evergreen International  Trust, a  Delaware  Business  Trust  consisting  of the following  series:
                Evergreen Emerging Markets Growth Fund
                Evergreen Global Leaders Fund
                Evergreen Global Opportunities Fund
                Evergreen International Growth Fund
                Evergreen Latin America Fund
                Evergreen Precious Metals Fund


Evergreen Money Market Trust, a Delaware Business Trust consisting of the following series:

                Evergreen California Municipal Money Market Fund Evergreen Florida Municipal Money Market Fund Evergreen Money Market Fund
                Evergreen Municipal Money Market Fund
                Evergreen New Jersey Municipal Money Market Fund Evergreen New York Municipal Money Market Fund Evergreen Pennsylvania Municipal Money Market Fund Evergreen Treasury Money Market Fund
                Evergreen U.S. Government Money Market Fund

                                    EXHIBIT B

         The services provided for in this Agreement shall be performed by ESC, or any agent appointed by ESC pursuant to Section 15 of this Agreement, under the name of Evergreen Service Company (ESC) and this name or any similar name or logo will not be used by ESC or its agents for any purposes other than those related to this Agreement or to any other agreement which ESC may enter into with any of the Fund (s) or with companies affiliated with the Fund (s).

         The offices of ESC shall be open to perform the services pursuant to this Agreement on all days when the Fund is open to transact business.

         ESC will perform all services normally provided to investment companies such as the Fund(s), and the quality of such services shall be equal to or better than that provided to the other investment companies serviced by ESC. With respect to each Fund, by way of illustration, but not limitation, these services will include:

         1. Establishing, maintaining, safeguarding and reporting on shareholder account information and account histories, (including registration, name and address recorded in generally accepted form, dealer, representative, branch, and territory information, mailing address, distribution address, various codes and specific information relating to (if applicable); withdrawal plans, letters of intent, systematic investing, insured redemptions plans, account groupings for rights of accumulation discount processing, and for account group reporting for plan accounts and other accounts grouped for master sub-account reporting.)

         2. Recording and controlling shares outstanding in certificate ("issued") and non- certificate ("unissued") form.

         3. Maintaining a record for each certificate issued to include certificate number, account number, issued date, number of shares, canceled date or stop date, where appropriate.

         4. Reconciling the number of outstanding shares of each Fund on a daily basis with the Fund and the Fund's custodian, promptly correcting any differences noted.

         5. Establishing and maintaining a trade file on behalf of each Fund based on trade information furnished to the transfer agent by the Fund or its distributors.

         6. Accepting and processing direct cash investments however received and investing such investments promptly in shareholder accounts.

         7. Passing upon the adequacy of documents properly endorsed and guaranteed submitted by or on behalf of a shareholder to transfer ownership or redeem shares.

         8.       Transferring ownership of shares upon the books of each Fund.

         9. Redeeming shares and preparing and mailing redemption checks or wire proceeds as instructed.

         10. Preparing and promptly mailing account statements to the shareholder or such other authorized address and, when appropriate, as instructed by a Fund, to the dealer or dealer branch, whenever transaction activity effecting share balances are posted to a Fund account that is of the type that should receive such statement.

         11. Checking surrendered certificates for stop transfer instructions.

         12.      Canceling certificates surrendered.

         13. Issuing certificates as replacements for those canceled, or as an original issue of additional shares or upon the reduction of an equal number of unissued shares.

         14. Maintaining and updating a stop transfer file, promptly placing stop transfer codes upon notification of possible loss, destruction or disappearance of a certificate. Upon receipt of proper documentation obtaining necessary insurance forms and issuing replacement certificates.

         15. Balancing outstanding shares of record with the custodian prior to each distribution and calculating and paying or reinvesting distributions to shareholders of record and to open trade receivables and free stock.

         16. Processing exchanges of shares of one Fund or Portfolio for another, calculating proper sales charges and collecting fees as required.

         17. Processing withdrawal plan liquidations according to plan instructions.

         18. Reporting to each Fund and its custodian daily the capital stock activities and dollar amounts of transactions.

         19. Promptly answering inquiries from shareholders, dealers, Fund personnel, and others as requested in accordance with the terms of this Agreement as to account matters, referring policy or investment matters to the Fund.

         20. Mailing reports and special mailings, as directed by a Fund, to all shareholders or selected holders or dealers.

         21. Providing services with regard to the annual or special meetings of a Fund, including preparation and timely mailing of proxy material to shareholders of record and others as directed by the Fund, and receiving, examining and recording all properly executed proxies and performing such follow-up as required by the Fund.

         22. Providing periodic listings and tallies of shareholder votes and certifying the final tally.

         23. Providing an inspector of elections at the annual or any special meetings of a Fund.

         24. Maintaining tax information for each account, deducting amounts where required and furnishing to a Fund, its shareholders, dealers and, when appropriate, regulatory bodies, the necessary tax information, all in compliance with the various applicable laws.

         25. Maintaining records of account and distribution information for checks and confirmations returned as undeliverable by the Post Office.

         26. Maintaining records and reporting sales information for Blue Sky reporting purposes.

         27. Calculating and processing Fund mergers or stock dividends, as directed by a Fund.

         28. Maintaining all Fund records as outlined in the record and tape retention schedule delivered by a Fund.

         29. Reconciling all investment, distribution and redemption accounts.

         30. Providing for the replacement of uncashed distribution or redemption checks.

         31. Maintaining and safeguarding an inventory of unissued blank stock certificates, checks and other Fund records.

         32. Making available to a Fund and its distributors at their locations devices which will provide immediate electronic access to computerized records maintained for a Fund.

         33. Providing space and such technical expertise as may be required to enable a Fund and its properly authorized auditors, examiners and others designated by the Fund in writing to properly understand and examine all books, records, computer files, microfilm and other items maintained pursuant to this Agreement, and to assist as required in such examination.

         34. Assigning a single account number to each shareholder regardless of the number of Funds or Portfolios owned for which Keystone Investment Management Company, Evergreen Asset Management Corp., First Union National Bank or one of its affiliates is the trustee, investment adviser or manager (except as instructed otherwise.)

         35. Mailing prospectuses to existing accounts on receipt of the first direct investment transaction after a new prospectus has been issued by a Fund.

         36. Mailing cash election notices when required prior to capital gains distributions.

         37. Maintaining information, performing the necessary research and producing reports required to comply with all applicable state escheat or abandoned property laws.

With respect to each Fund, the Transfer Agent will produce reports as requested by a Fund including, but not limited to, the following:

         Shareholder Account Confirmation                              As required

         Redemption Checks                                             When redemption is made

         Certificates                                                  When requested

         Withdrawal plan payment checks                                On payment cycle

         Distribution checks                                           As required

         Name and address labels
         (per account registration)                                    As requested

         Proxy                                                         When required

         1099                                                          Annually

         1042-S                                                        Annually

         Transaction journals                                          Daily

         Record date position control                                  Daily

         Daily and (monthly) cash proof                                Daily

         Daily and (monthly) share proof                               Daily

         Daily master control                                          Daily

         Blue Sky exception                                            Daily

         Blue Sky master list                                          Monthly and whenever a new permit is issued by a state

         Blue Sky sales report                                         Cycle as designated in
                                                                       advance by distributor

         Check register                                                Daily

         Account information reports                                   When requested

         (Monthly) Cumulative                                          Monthly
         transaction

         New account list                                              Monthly

            Shareholder master list                                    When requested

            Sales by State                                             Monthly

            Activities statistics                                      Monthly

            Distribution journals                                      As required

            Proxy tallies and vote listings                            When requested

            Withdrawal plan account check                              Monthly
            reconciliation

         Dividend account check                                        As required
            reconciliation

                                    EXHIBIT C

                           Transfer Agent Fee Schedule


Charges to Funds

Group 1 - Monthly Dividend Funds

Per open account per year*                                       $26.75
Per closed account per year                                        9.00

Group 2 - Quarterly Dividend Funds

Per open account per year*                                       $25.75
Per closed account per year                                        9.00

Group 3 - Semi-Annual and Annual Dividend Funds

Per open account per year*                                       $24.75
Per closed account per year                                        9.00

Group 4 - Money Market Funds

Per open account per year*                                       $26.75
Per closed account per year                                        9.00


Charges to Shareholders

Group 5 - ERISA**

Per IRA participant per year                   $10.00 with a maximum of $20.00**
Per Keogh participant per year                 $10.00 with a maximum of $20.00
Per TSA per year                               $10.00 with a maximum of $20.00

  * For shareholder accounts only. The Funds pay cost plus 15% for broker accounts.

**These fees are not borne by the Funds, but are direct shareholder charges.







Funds that have "seed" capital only will not be charged until the Fund has public shareholders.

This Fee Schedule is exclusive of out-of-pocket reimbursable expenses.

Out-of-pocket expenses include but are not limited to the following:

         Stationery and supplies
         Checks
         Express Delivery
         Postage
         Printing of forms
         Telephone
         Photocopies and Microfilm



                                                       Dated: January 2, 2002


p/procedures & agreements/master transfer agreement/master transfer agreement as of 1'1'02.doc

                         CONSENT OF INDEPENDENT AUDITORS

Board of Trustees
Evergreen Select Money Market Trust

We consent to the use of our report dated April 5, 2002 for Evergreen Cash Management Money Market Fund, Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, and Evergreen Institutional US Government Money Market Fund, each a portfolio of the Evergreen Select Money Market Trust, incorporated herein by reference and to the references to our firm under the captions "FINANCIAL HIGHLIGHTS" in the prospectuses and "Independent Auditors" in the Statement of Additional Information.

                                               /s/ KPMG LLP


Boston, Massachusetts
June 25, 2002

                                            June 28, 2002


EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:       Evergreen Select Money Market Trust (the "Trust")
               Post-Effective Amendment No. 23 to Registration Statement No. 333-37227/811-08405

Ladies and Gentlemen:

     On behalf of the Evergreen Select Money Market Trust, a Delaware business trust (the "Registrant"), I submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

         This Amendment is being filed pursuant to Rule 485(b) under the 1933 Act for the purpose of (i) bringing the Funds' financial statements up to date pursuant to Section 10(a)(3) of the 1933 Act and (ii) to make such other non-material changes as the Trust may deem appropriate.

         To my knowledge, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

         If you have any questions or would like further information, please call me at (617) 210-3682.

                                                 Sincerely yours,

                                                 /s/ Maureen E. Towle

                                                 Maureen E. Towle

Enclosure